Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST COMMUNITY FINANCIAL CORP
Entity Central Index Key	0000763293
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,412,362
Entity Public Float			$ 35,642,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 13,395	$ 9,129
Interest-bearing demand deposits	2,246	218
Federal funds sold	2,148	591
Cash and Cash Equivalents	17,789	9,938
Time certificates of deposit	198	198
Securities available for sale	86,436	73,804
Securities held to maturity, fair value 2012 $53,486; 2011 $36,639	50,648	34,972
Loans	245,944	251,012
Less: Allowance for loan losses	(2,794)	(3,085)
Less: Deferred loan fees and costs, net	(215)	(224)
Net loans	242,935	247,703
Premises and equipment, net	8,116	7,461
Restricted investment in bank stocks	1,794	2,121
Investment in life insurance	8,250	7,399
Other assets	4,539	4,287
Total Assets	420,705	387,883
Deposits:
Non-interest bearing	40,348	35,994
Interest-bearing	324,780	294,555
Total Deposits	365,128	330,549
Short-term borrowings	2,410	2,685
Long-term debt	10,000	15,000
Junior subordinated debt	5,155	5,155
Other liabilities	3,204	3,056
Total Liabilities	385,897	356,445
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, without par value; 10,000,000 shares authorized and unissued
Common stock, $ 5 par value; 10,000,000 shares authorized; Shares issued, 2012 -1,416,018; 2011 - 1,411,526 Shares outstanding, 2012- 1,412,362; 2011 - 1,407,870	7,080	7,058
Capital in excess of par value	677	522
Retained earnings	25,802	22,652
Treasury stock, at cost 2012 - 3,656 shares; 2011 - 3,656 shares	(110)	(110)
Accumulated other comprehensive income	1,359	1,316
Total Shareholders' Equity	34,808	31,438
Total Liabilities and Shareholders' Equity	$ 420,705	$ 387,883

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Securities held to maturity, fair value	$ 53,486	$ 36,639
Preferred stock, par value
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,416,018	1,411,526
Common stock, shares outstanding	1,412,362	1,407,870
Treasury stock, shares	3,656	3,656

Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans, including fees	$ 14,472	$ 14,740
Securities:
Taxable	1,940	2,237
Tax exempt	1,568	1,383
Other	41	31
Total Interest Income	18,021	18,391
INTEREST EXPENSE
Deposits	4,637	4,982
Short-term borrowings	37	39
Long-term debt	801	793
Total Interest Expense	5,475	5,814
Net Interest Income	12,546	12,577
PROVISION FOR LOAN LOSSES	324	982
Net Interest Income after Provision for Loan Losses	12,222	11,595
OTHER INCOME
Service charges on deposits	783	776
Fiduciary activities	498	525
Earnings on investment in life insurance	302	341
ATM and debit card fees	568	531
Investment securities gains from sales	166	12
Realized gains on sales of assets	36	6
Other	1,006	762
Total Other Income	3,359	2,953
OTHER EXPENSES
Employee compensation and benefits	5,443	4,998
Net occupancy and equipment	1,230	1,097
Professional fees	467	504
Director and advisory boards compensation	380	353
ATM expenses	168	188
Supplies and postage	333	326
FDIC/OCC expense	345	352
Pennsylvania bank shares tax	298	307
Other operating	1,225	1,182
Total Other Expenses	9,889	9,307
Income before Income Taxes	5,692	5,241
PROVISION FOR INCOME TAXES	1,160	1,095
Net Income	4,532	4,146
Other Comprehensive Income
Unrealized gains or losses on investment securities, net of tax	153	(56)
Reclassification adjustment, net of tax	(110)	(8)
Total Other Comprehensive Income	43	(64)
Total Comprehensive Income	$ 4,575	$ 4,082
BASIC EARNINGS PER SHARE	$ 3.22	$ 2.95
DIVIDENDS PER SHARE	$ 0.98	$ 0.75

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Capital In Excess of Par Value	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2010	$ 28,282	$ 7,037	$ 415	$ 19,560	$ (110)	$ 1,380
Comprehensive income:
Net income	4,146			4,146
Change in net unrealized gains on securities available for sale, net of deferred income taxes	(64)					(64)
Total Comprehensive Income	4,082
Issuance of stock in connection with dividend reinvestment plan 4,492 and 4,109 shares in 2012 and 2011 respectively	128	21	107
Cash dividends, $0.98 per share and $0.750 per share in 2012 and 2011 respectively	(1,054)			(1,054)
Ending Balance at Dec. 31, 2011	31,438	7,058	522	22,652	(110)	1,316
Comprehensive income:
Net income	4,532			4,532
Change in net unrealized gains on securities available for sale, net of deferred income taxes	43					43
Total Comprehensive Income	4,575
Issuance of stock in connection with dividend reinvestment plan 4,492 and 4,109 shares in 2012 and 2011 respectively	177	22	155
Cash dividends, $0.98 per share and $0.750 per share in 2012 and 2011 respectively	(1,382)			(1,382)
Ending Balance at Dec. 31, 2012	$ 34,808	$ 7,080	$ 677	$ 25,802	$ (110)	$ 1,359

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issuance of stock in connection with dividend reinvestment plan, shares	4,492	4,109
Cash dividends, per share	$ 0.98	$ 0.75
Common Stock
Issuance of stock in connection with dividend reinvestment plan, shares	4,492	4,109
Capital In Excess of Par Value
Issuance of stock in connection with dividend reinvestment plan, shares	4,492	4,109
Retained Earnings
Cash dividends, per share	$ 0.98	$ 0.75

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,532	$ 4,146
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	539	432
Amortization of intangible assets		14
Net amortization of investment securities	424	174
Earnings on investment in life insurance	(302)	(341)
Realized gains on securities	(166)	(12)
Realized gains on sales of assets	(36)	(6)
Provision for loan losses	324	982
Deferred income taxes	151	(222)
(Increase) decrease in accrued interest receivable and other assets	(521)	478
Increase in accrued interest payable and other liabilities	148	217
Net Cash Provided by Operating Activities	5,093	5,862
Securities available for sale:
Proceeds from maturities, calls and principal repayments	22,288	19,234
Proceeds from sales	3,948	213
Purchases	(39,376)	(18,300)
Securities held to maturity:
Proceeds from maturities, calls and principal repayments	290	1,960
Purchases	(15,650)	(4,640)
Net (increase) decrease in loans	4,341	(12,703)
Purchases of premises and equipment	(1,194)	(2,091)
Proceeds from sale of foreclosed real estate	285
Purchase of life insurance	(600)
Net dispositions of restricted investment in bank stocks	327	420
Net Cash Used in Investing Activities	(25,341)	(15,907)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	34,579	12,700
Net decrease in short-term borrowings	(275)	(1,345)
Repayment of long-term debt	(5,000)	(1,000)
Proceeds from issuance of common stock	177	128
Cash dividends paid	(1,382)	(1,054)
Net Cash Provided by Financing Activities	28,099	9,429
Net Increase (decrease) in Cash and Cash Equivalents	7,851	(616)
CASH AND CASH EQUIVALENTS - BEGINNING	9,938	10,554
CASH AND CASH EQUIVALENTS - ENDING	17,789	9,938
SUPPLEMENTARY CASH FLOWS INFORMATION
Interest paid	5,515	5,845
Income taxes paid	1,039	1,389
Non-cash investing activities
Transfers from loans to foreclosed real estate	$ 103	$ 249

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

First Community Financial Corporation (the Corporation) through its wholly-owned subsidiary, The First National Bank of Mifflintown (the Bank), provides loan, deposit, trust and other related financial services through twelve full service banking offices in Juniata and Perry Counties of Pennsylvania. The Corporation’s other subsidiary, First Community Financial Capital Trust I (the Trust), was established during December 2003 for the purpose of issuing $5,000,000 of trust preferred securities. The Corporation is subject to regulation and supervision by the Federal Reserve Board and the Bank is subject to regulation and supervision by the Office of the Comptroller of the Currency.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, and its wholly-owned subsidiaries, the Bank and the Trust. In consolidation, significant intercompany accounts and transactions between the Bank and the Corporation have been eliminated. The Trust qualifies as a variable interest entity and is accounted for under the provisions of GAAP. The subordinated debt of the Trust is reflected as a liability of the Corporation.

Subsequent Events

The Corporation has evaluated events and transactions occurring subsequent to the balance sheet date of December 31, 2012, for items that should potentially be recognized or disclosed in these financial statements. The evaluation was conducted through the date these financial statements were issued.

Basis of Accounting

The Corporation uses the accrual basis of accounting.

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet dates, and the reported amounts of income and expenses for the years then ended. Actual results could differ from those estimates. The material estimates that are particularly susceptible to significant change in the near term are the determination of the allowance for loan losses, the evaluation of other-than-temporary impairment of securities, foreclosed real estate and deferred tax assets.

Trust Assets

Assets held by the Trust Department in an agency or fiduciary capacity for its customers are excluded from the consolidated financial statements since they do not constitute assets of the Corporation. The market value of assets held by the Trust Department amounted to $77,948,000 and $101,875,000 at December 31, 2012 and 2011, respectively. Income from fiduciary activities is recognized on the accrual method.

Significant Group Concentrations of Credit Risk

Most of the Corporation’s activities are with customers located within the Central Pennsylvania region. Note 3 discusses the types of securities that the Corporation invests in. Note 4 discusses the types of lending that the Corporation engages in. The Corporation does not have any significant concentrations in any one industry or customer.

Cash and Cash Equivalents

Cash and cash equivalents includes cash and due from banks, interest bearing demand deposits, federal funds sold and investments with an original maturity of 90 days or less. Federal funds are typically purchased and sold for one day periods. At times, the Corporation may have due from bank balances with its correspondent banks that exceed the federally insured limits.

Securities

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Securities available for sale are those securities that the Corporation intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell an available for sale security would be based on various factors. These securities are stated at fair value. Unrealized gains (losses) are reported as changes in other comprehensive income, a component of shareholders’ equity, net of the related deferred tax effect. Premiums and discounts are recognized as interest income over the estimated lives of the securities, using the interest method. Securities held to maturity are those securities that the Corporation has the intent and ability to hold to maturity. These securities are stated at cost adjusted for amortization of premiums and accretion of discounts, which is recognized as interest income over their estimated lives, using the interest method. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) for equity securities, the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Other than temporary impairment (OTTI) loss is recognized in earnings through the income statement in the period in which OTTI loss is taken, except for the non-credit component of OTTI losses on debt securities, which are recognized in other comprehensive income.

Time Certificates of Deposit

Time certificates of deposit are carried at cost, which approximates fair value.

Loans

The Bank grants commercial, residential and consumer loans to customers primarily within Juniata and Perry Counties of Pennsylvania and the surrounding area. A large portion of the loan portfolio is secured by real estate. Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is influenced by the region’s economy.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of related costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Corporation is generally amortizing these amounts over the contractual life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 to 120 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on non-accrual status, unpaid interest credited to income is reversed. Interest received on non-accrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management’s periodic evaluation of the adequacy of the allowance is based on the Corporation’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans.

Loans are risk rated by a universal bank grading system, (1-9), endorsed by federal agencies. Level 1 is a loan with minimal risk, 2 – moderate risk, 3 – average risk, 4 – acceptable risk, 5 – marginally acceptable risk (grades 1 – 5 are considered pass loans), 6 – Other Assets Especially Mentioned, (potential weaknesses identified), 7 – Substandard (well defined weaknesses), 8 – Doubtful, (unlikely to be paid in full), 9 – Loss, (will not be paid in full).

A formal review by an independent third-party is conducted semi-annually. Quarterly, all criticized and classified loans are reviewed by management.

The allowance consists of specific and general components. There have been no significant changes in management’s methodology for evaluating the allowance for loan losses from prior periods. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value for that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. Individual portfolio segments are evaluated on a rolling quarterly basis that values internal and external qualitative factors including: historical losses; trends in loan volume and mix, past due loans, watch and criticized loans and economic factors; and changes in lending personnel, underwriting processes, underlying collateral and loan policies.

Loans classified special mention and below are reviewed for possible impairment. A commercial loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial, financial and agricultural loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

A Troubled Debt Restructuring, (TDR), identification process has been established to determine whether a debtor is experiencing financial difficulty and, if so, whether the Bank has granted a concession to the borrower by modifying their loan. Then, mitigating factors are evaluated to determine a final conclusion as to whether the loan is a restructured troubled debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual installment and residential loans for impairment disclosures unless such loans are the subject of a restructuring agreement.

In April 2011, the FASB issued ASU 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. This guidance clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for the purpose of recording an impairment charge and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The adoption of the provisions of ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011. In accordance with ASU 2011-02, the Corporation adopted the provisions of ASU 2011-02 in the quarter ending September 30, 2011. The amendments in ASU No. 2011-02 require retrospective application to January 1, 2011 of the impairment measurement guidance in FASB ASC 310-10-35 for those receivables newly identified as impaired. As a result of adoption of ASU 2011-02, the Corporation did not identify any newly considered impaired loans that had previously been collectively evaluated for impairment consistent with the guidance in FASB ASC 450-20.

Restricted Investment in Bank Stocks

Restricted investment in bank stocks represents required investments in the common stock of correspondent banks, consisting of the Federal Reserve Bank of Philadelphia in the amount of $258,500, Atlantic Central Bankers Bank in the amount of $20,000, and the Federal Home Loan Bank (FHLB) of Pittsburgh in the amount of $1,515,100. No readily available market exists for these stocks. These restricted investments are carried at cost.

Management evaluates the restricted stock for impairment in accordance with FASB ASC Topic 942, Financial Services – Depository and Lending. Management’s determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge is necessary related to its restricted stock as of December 31, 2012.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation computed on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of the estimated useful lives or the lease terms. Maintenance and repairs are expensed when incurred and expenditures for significant improvements are capitalized.

Foreclosed Real Estate

Foreclosed real estate includes assets acquired through foreclosure and loans identified as in- substance foreclosures. A loan is classified as in-substance foreclosure when the Corporation has taken possession of the collateral regardless of whether formal foreclosure proceedings have taken place. Foreclosed real estate is initially valued at its estimated fair market value, net of selling costs, at the time of foreclosure, establishing the property’s new basis. Subsequent to foreclosure, valuations are periodically performed by management and the foreclosed assets are carried at the lower of carrying amount or fair value less cost to sell. Gains on the sale of foreclosed real estate are included in other income, while losses and writedowns resulting from periodic revaluations are included in other expenses. Foreclosed real estate, which is included in other assets, amounted to $212,000 at December 31, 2012 and $358,000 in 2011.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising Costs

The Corporation charges the costs of advertising to expense as incurred. Advertising expense was $124,000 and $115,000 for the years ended December 31, 2012 and 2011, respectively.

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance, when in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment.

Earnings per Share

The Corporation has a simple capital structure. Basic earnings per share represents net income divided by the weighted average number of common shares outstanding during the period. The weighted average number of common shares outstanding was 1,409,487 and 1,405,302 for the years ended 2012 and 2011.

Segment Reporting

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, trust and other operations of the Corporation. As such, discrete financial information is not available and segment reporting would not be meaningful.

Comprehensive Income

Accounting principles generally accepted in the United States of America generally require that recognized revenue, expenses, gains and losses be included in net income. Changes in certain assets and liabilities, such as unrealized gains (losses) on securities available for sale, are reported as a separate component of the equity section of the balance sheet. Such items, along with net income, are components of comprehensive income.

The components of other comprehensive income and the related tax effects are as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)

Unrealized holding gains (losses) on available for sale securities	$232	$(82)
Reclassification adjustment for gains realized in net income	(166)	(12)

Net Unrealized Gains (Losses)	66	(94)

Tax effect	(23)	30

Net of Tax Amount	$43	$(64)

Loans Serviced

The Bank administers secondary market mortgage programs available through the Federal Home Loan Bank of Pittsburgh and offers residential mortgage products and services to customers. The Bank originates single-family residential mortgage loans for immediate sale in the secondary market, and retains the servicing of those loans. At December 31, 2012 and 2011, the balance of loans serviced for others was $49,452,000 and $30,687,000 respectively. The estimated fair value of mortgage servicing rights (MSRs) related to loans sold and serviced by the Corporation is recorded as an asset upon sale of such loans. MSRs are amortized as a reduction to servicing income over the estimated lives of the underlying loans. MSRs are evaluated periodically for impairment, by comparing the carrying amount to the estimated fair value.

Off Balance Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off balance sheet financial instruments consisting of commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they become payable.

Fair Value Measurements

Fair values of financial instruments are estimated using relevant information and assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions would significantly affect the estimates.

Reclassifications

Certain reclassifications have been made to prior period balances to conform to the current year presentation.

New and Recently Adopted Accounting Pronouncements

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (Topic 860) – Reconsideration of Effective Control for Repurchase Agreements.” The amendments in this ASU remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this ASU are effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption was not permitted. The adoption of the new guidance did not have a material impact on the Corporation’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU is the result of joint efforts by the FASB and International Accounting Standards Board (IASB) to develop a single, converged fair value framework on how (not when) to measure fair value and what disclosures to provide about fair value measurements. The ASU is largely consistent with existing fair value measurement principles in U.S. GAAP (Topic 820), with many of the amendments made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments are effective for interim and annual periods beginning after December 15, 2011 with prospective application. Early application was not permitted. The Corporation has included the required disclosures in its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income.” The objective of this ASU is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement of comprehensive income should include the components of net income, a total for net income, the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present all the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The amendments do not change the items that must be reported in other comprehensive income, the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects, or the calculation or reporting of earnings per share. The amendments in this ASU should be applied retrospectively. The amendments are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption was permitted because compliance with the amendments was already permitted. The amendments do not require transition disclosures. The Corporation has included the required disclosures in its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangible – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” The amendments in this ASU permit an entity to first assess qualitative factors related to goodwill to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period had not yet been issued. The adoption of the new guidance did not have a material impact on the Corporation’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities.” This ASU requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Corporation does not expect the adoption of ASU 2011-11 to have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” The amendments are being made to allow the Board time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Corporation has included the required disclosures in its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment.” The objective of this amendment is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived tangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles – Goodwill and Other – General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance in Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. In accordance with the amendments in this ASU, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that an asset is impaired. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Corporation does not expect the adoption of ASU 2012-02 to have a material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.” The amendments in this ASU clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. In addition, the amendments should resolve current diversity in practice on the subsequent measurement of these types of indemnification assets. The amendments are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. The Corporation does not expect the adoption of ASU 2012-06 to have a material impact on its consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU clarify the scope for derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements and securities borrowing and securities lending transactions that are either offset or subject to netting arrangements. An entity is required to apply the amendments for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Corporation does not expect the adoption of ASU 2013-01 to have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments in this ASU require an entity to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. In addition, the amendments require a cross-reference to other disclosures currently required for other reclassification items to be reclassified directly to net income in their entirety in the same reporting period. Public companies should apply these amendments for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. The Corporation is currently assessing the impact that ASU 2013-02 will have on its consolidated financial statements

Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Restrictions on Cash and Due From Banks [Abstract]
RESTRICTIONS ON CASH AND DUE FROM BANKS

NOTE 2 - RESTRICTIONS ON CASH AND DUE FROM BANKS

In return for services obtained through correspondent banks, the Corporation is required to maintain non-interest bearing cash balances in those correspondent banks. At December 31, 2012 and 2011, compensating balances approximated $2,900,000 and $1,866,000, respectively. During 2012 average required balances totaled $2,265,000 and during 2011 totaled $1,758,000.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

NOTE 3 - SECURITIES

Amortized cost and fair value at December 31, 2012 and December 31, 2011 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
December 31, 2012:
U.S. agency securities	$3,616	$115	$—	$3,731
Mortgage-backed securities	78,090	1,628	(52)	79,666
Corporate securities	1,991	4	(27)	1,968
Equity securities	640	431	—	1,071

	$84,337	$2,178	$(79)	$86,436

December 31, 2011:
U.S. agency securities	$5,496	$169	$—	$5,665
Mortgage-backed securities	63,647	1,680	(15)	65,312
Corporate securities	1,989	—	(217)	1,772
Equity securities	640	415	—	1,055

	$71,772	$2,264	$(232)	$73,804

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

SECURITIES HELD TO MATURITY:
December 31, 2012:
State and municipal securities	$50,648	$3,025	$(187)	$53,486

	$50,648	$3,025	$(187)	$53,486

December 31, 2011:
State and municipal securities	$34,972	$2,082	$(415)	$36,639

	$34,972	$2,082	$(415)	$36,639

The following table shows the Corporation’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and December 31, 2011:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2012	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
Corporate securities	$—	$—	$975	$27	$975	$27
Mortgage-backed securities	9,015	52	—	—	9,015	52

	9,015	52	975	27	9,990	79

SECURITIES HELD TO MATURITY:
State and municipal securities	8,753	122	1,101	65	9,854	187

Total	$17,768	$174	$2,076	$92	$19,844	$266

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
Corporate securities	$1,772	$217	$—	$—	$1,772	$217
Mortgage-backed securities	6,698	15	—	—	6,698	15

	8,470	232	—	—	8,470	232

SECURITIES HELD TO MATURITY:
State and municipal securities	1,045	19	3,185	396	4,230	415

Total	$9,515	$251	$3,185	$396	$12,700	$647

At December 31, 2012, ten mortgage-backed securities have unrealized losses. The aggregate depreciation from the Corporation’s amortized cost basis on these securities is 0.6%. In management’s opinion, these unrealized losses relate to changes in interest rates. The Corporation’s mortgage backed security portfolio consists of only government sponsored agencies, and contains no private label securities.

At December 31, 2012, twenty-seven state and municipal securities have unrealized losses with aggregate depreciation of 1.9% from the Corporation’s amortized cost basis. In management’s opinion, these unrealized losses relate primarily to changes in interest rates. In analyzing the issuer’s financial condition, management considers the issuer’s bond rating as well as the financial performance of the respective municipality.

At December 31, 2012, two corporate securities have unrealized losses with aggregate depreciation of 2.7% from the Corporation’s amortized cost basis. In management’s opinion, these unrealized losses relate primarily to changes in interest rates. In analyzing the issuer’s financial condition, management considers the issuer’s bond rating as well as the financial performance of the respective company.

In management’s opinion none of the debt securities have declines in value that are deemed to be other than temporary.

Gross realized gains and losses for the years ending December 31, 2012 and December 31, 2011 were as follows (in thousands):

	Gross Realized Gains	Gross Realized Losses	Net Gains (Losses)

December 31, 2012:
Mortgage-backed securities	$166	$—	$166

	$166	$—	$166

December 31, 2011:
Equity securities	$8	$—	$8
Mortgage-backed securities	4	$—	4

	$12	$—	$12

Amortized cost and fair value at December 31, 2012 by contractual maturity are shown below. Municipal securities with prerefunded issues are included in the category in which payment is expected to occur. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay with or without penalties.

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)

1 year or less	$833	$843	$3,362	$3,398
Over 1 year through 5 years	3,772	3,881	15,349	16,062
Over 5 years through 10 years	1,002	975	23,282	24,696
Over 10 years	—	—	8,655	9,330
Mortgage-backed securities	78,090	79,666	—	—
Equity securities	640	1,071	—	—

	$84,337	$86,436	$50,648	$53,486

At December 31, 2012 and 2011, securities with a carrying value of $54,861,000 and $36,653,000, respectively, were pledged as collateral as required by law on public deposits and for other purposes.

Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
LOANS

NOTE 4 - LOANS

Allowance for loan losses at December 31, 2012 and December 31, 2011 and loans receivable at December 31, 2012 and December 31, 2011 are as follows:

Allowance for Loan Losses:

	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential Real Estate	Total
	(in Thousands)

December 31, 2011 Total Allowance for loan losses	$808	$1,082	$382	$86	$727	$3,085

Provision	181	15	12	19	97	324
Charge-offs	(35)	(530)	—	(24)	(87)	(676)
Recoveries	—	55	—	6	—	61

December 31, 2012 Total Allowance for loan losses	$954	$622	$394	$87	$737	$2,794

Ending balance for loans individually evaluated for impairment	$176	$154	$—	$—	$22	$352

Ending balance for loans collectively evaluated for impairment	$778	$468	$394	$87	$715	$2,442

Allowance for Loan Losses:

	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential Real Estate	Total
	(in Thousands)

December 31, 2010 Total Allowance for loan losses	$730	$630	$—	$92	$702	$2,154

Provision	96	452	398	(5)	41	982
Charge-offs	(18)	—	(27)	(4)	(24)	(73)
Recoveries	—	—	11	3	8	22

December 31, 2011 Total Allowance for loan losses	$808	$1,082	$382	$86	$727	$3,085

Ending balance for loans individually evaluated for impairment	$296	$670	$—	$—	$—	$966

Ending balance for loans collectively evaluated for impairment	$512	$412	$382	$86	$727	$2,119

Loans Receivable:

December 31, 2012	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)

Individually evaluated for impairment	$286	$5,685	$406	$—	$709	$7,086

Collectively evaluated for impairment	47,414	36,390	34,699	6,315	114,040	238,858

Total loans	$47,700	$42,075	$35,105	$6,315	$114,749	$245,944

December 31, 2011	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)

Individually evaluated for impairment	$296	$4,477	$469	$—	$—	$5,242

Collectively evaluated for impairment	45,956	39,234	$37,191	6,036	117,353	245,770

Total loans	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

Analysis of credit quality indicators is as follows:

December 31, 2012	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Pass	$44,933	$40,317	$29,011	$6,279	$112,698	$233,238
Special Mention	2,345	57	4,075	—	—	6,477
Substandard	325	1,701	2,019	36	2,051	6,132
Doubtful	97	—	—	—	—	97
Loss	—	—	—	—	—	—

Total	$47,700	$42,075	$35,105	$6,315	$114,749	$245,944

December 31, 2011	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Pass	$45,330	$41,008	$34,865	$6,023	$115,838	$243,064
Special Mention	553	780	2,326	11	509	4,179
Substandard	73	1,285	469	2	1,006	2,835
Doubtful	296	638	—	—	—	934
Loss	—	—	—	—	—	—

Total loans	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

The following is a summary of impaired loans:

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$—	$—	$—	$—	$—
Commercial real estate	4,459	4,459	—	4,427	219
Agricultural	406	406	—	444	33
Residential	506	506	—	608	23

With an allowance recorded
Commercial	286	286	176	453	11
Commercial real estate	1,226	1,226	154	1,257	58
Residential	203	203	22	202	7

Total
Commercial	286	286	176	453	11
Commercial real estate	5,685	5,685	154	5,684	277
Agricultural	406	406	—	444	33
Residential	709	709	22	810	30

Total	$7,086	$7,086	$352	$7,391	$351

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Agricultural	469	469	—	472	31

With an allowance recorded
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212

Total
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212
Agricultural	469	469	—	472	31

Total	$5,242	$5,242	$966	$5,231	$254

Age analysis of past-due loans is as follows:

December 31, 2012	30 – 59 Days Past Due	60 – 89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Loans	Allowance For Collectively Impaired Loans	>90 Days And Still Accruing	Nonaccruals
	(In Thousands)
Commercial	$—	$—	$—	$—	$47,700	$47,700	$—	$—	$283
Commercial Real Estate	—	—	—	—	42,075	42,075	0	—	3,029
Agricultural	216	33	—	249	34,856	35,105	0	—	406
Residential	402	47	891	1,340	113,409	114,749	0	—	1,370
Consumer	54	23	4	81	6,234	6,315	0	—	26

Total	$672	$103	$895	$1,670	$244,274	$245,944	$0	$—	$5,114

December 31, 2011	30 – 59 Days Past Due	60 – 89 Days Past Due	> 90 Days Past Due	Total Past Due	Current	Total Loans	Allowance For Collectively Impaired Loans	>90 Days And Still Accruing	Nonaccruals
	(In Thousands)
Commercial	$121	$230	$7	$358	$45,894	$46,252	$—	$—	$7
Commercial Real Estate	133	130	34	297	43,414	43,711	—	—	100
Agricultural	177	—	—	177	37,483	37,660	—	—	—
Residential	831	249	101	1,181	116,172	117,353	—	—	528
Consumer	58	7	1	66	5,970	6,036	—	—	9

Total	$1,320	$616	$143	$2,079	$248,933	$251,012	$—	$—	$644

The following is a summary of Troubled Debt Restructurings (in thousands):

	Twelve Months Ended December 31, 2012			Twelve Months Ended December 31, 2011
	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial – Mortgage	8	$6,244	$6,244	2	$4,484	$4,484

Troubled Debt Restructurings that Subsequently Defaulted	—	—	—	—	—	—

No additional funds are committed to be advanced in connection with any loans whose terms have been modified in troubled debt restructurings.

The Corporation, in the ordinary course of business, has loan, deposit and other routine transactions with its officers, directors and principal shareholders and entities in which they have principal ownership. Loans are made to such customers at the same credit terms as other borrowers and do not represent more than the usual risk of collection. Changes during 2012 and 2011 in these related party loans were as follows (in thousands):

	2012	2011
	(In Thousands)

Balance, beginning	$670	$788
Advances	576	468
Repayments	(347)	(586)

Balance, ending	$899	$670

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment at December 31 were as follows:

	Range of Useful Lives	2012	2011
	(in years)	(In Thousands)

Land	-	$1,250	$1,250
Buildings and improvements	7 - 39	9,474	8,992
Furniture, equipment and software	3 - 20	5,669	4,957

		16,393	15,199
Accumulated depreciation		(8,277)	(7,738)

Premises and equipment, net		$8,116	$7,461

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS

NOTE 6 - DEPOSITS

Deposits were comprised of the following as of December 31:

	2012	2011
	(In Thousands)

Non-interest bearing demand	$40,348	$35,994
Interest bearing demand	44,813	27,620
Savings	120,842	111,515
Time deposits less than $100,000	100,443	99,011
Time deposits greater than $100,000	58,682	56,409

Total	$365,128	$330,549

Scheduled maturities of time deposits at December 31, 2012 were as follows (in thousands):

2013	$57,166
2014	21,233
2015	36,400
2016	28,075
2017	16,251

Total	$159,125

The following table sets forth maturity information on time deposits of $100,000 or more as of December 31, 2012 (in thousands):

Three months or less	$6,954
Over three and through six months	4,408
Over six and through twelve months	5,136
Over twelve months	42,184

Total	$58,682

Total aggregate deposits of employees, officers, directors and related interests on December 31, 2012 was $7,553,000.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS

NOTE 7 - BORROWINGS

Short-term borrowings at December 31 were as follows:

	2012	2011
	(In Thousands)

Amount outstanding at end of year:
Securities sold under agreements to repurchase	$2,410	$2,685
Federal funds purchased	—	—
Federal Home Loan Bank	—	—
Treasury tax and loan note	—	—

Total	$2,410	$2,685

Weighted average interest rate at end of year	1.31%	1.33%
Maximum amount outstanding at any end of month	$3,064	$5,194
Daily average amount outstanding	2,861	3,215
Approximate weighted average interest rate for the year	1.29%	1.21%

Securities sold under agreements to repurchase generally mature within one day from the transaction date. At December 31, 2012, securities with a carrying amount of $5,157,000 and a fair value of $5,169,000 were pledged as collateral for these agreements. At December 31, 2011, securities with a carrying amount of $3,951,000 and a fair value of $3,965,000 were pledged as collateral for these agreements. As of December 31, 2012, the interest rate on securities sold under agreements to repurchase was 1.31%. The securities underlying the agreements were under the Corporation’s control.

Long-term borrowings at December 31 were as follows:

	2012	2011
	(In Thousands)
Convertible advances:
Maturing in 2013 with an initial fixed rate of 3.11%	$—	$5,000
Maturing in 2017 with initial fixed rates ranging from 4.30% to 4.60%, with a weighted average rate of 4.45% at December 31, 2012 and 2011.	10,000	10,000

Total	$10,000	$15,000

Convertible advances allow the FHLB the periodic option to convert to a LIBOR adjustable-rate advance after the specified fixed rate period has elapsed. At December 31, 2012, the FHLB has the option to convert advances to rates that range from three month LIBOR plus 0.07% to 0.13%, of which $10 million is eligible for the conversion option, but not exercised by the FHLB, at December 31, 2012. Upon the FHLB’s conversion option being exercised, the Bank has the option to repay the respective advance in full, without penalty.

The Corporation has a maximum borrowing capacity through the Federal Home Loan Bank of approximately $149,528,000, of which $139,528,000 was available at December 31, 2012. The borrowing capacity is collateralized by security agreements in certain residential real estate backed assets of the Corporation, including loans and investments.

The Corporation has issued $5,155,000 of floating rate junior subordinated deferrable interest debentures to a non-consolidated subsidiary trust, First Community Financial Capital Trust I (the Trust). The Corporation owns all of the common equity of the Trust. The debentures held by the trust are the sole assets of the trust.

The Trust issued $5,000,000 of mandatorily redeemable preferred securities to third-party investors. The Corporation’s obligations under the debentures and related documents, taken together, constitute a full and unconditional guarantee by the Corporation of the Trust’s obligations under the preferred securities. The junior subordinated debt securities pay interest quarterly at 3-month LIBOR plus 3.00% (3.34% at December 31, 2012). Pursuant to the debenture agreement, the Corporation can elect to defer payments of interest for up to 20 consecutive quarterly periods, provided there is no event of default as defined in the indenture. The Corporation has not deferred any quarterly interest payments through December 31, 2012. The preferred securities are redeemable quarterly by the Corporation at 100% of principal plus accrued interest on or after January 7, 2009. The preferred securities must be redeemed upon maturity of the debentures on January 7, 2034. The terms of the junior subordinated deferrable interest debentures match those of the preferred securities.

Operating Leases	12 Months Ended
Dec. 31, 2012
Operating Leases [Abstract]
OPERATING LEASES

NOTE 8 - OPERATING LEASES

The Corporation leases its Delaware office (Juniata County), Shermans Dale office, the loan production office in Lewistown and the land on which its East Waterford office was constructed. The Corporation has an option through 2014 to purchase the land, for a predetermined price of $125,000. The Corporation also receives rental income for leasing of available space at its West Perry and Loysville offices. Net lease expense was $29,000 in 2012 and $12,000 in 2011 after deducting rental expense of $78,000 and $64,000, respectively.

The following table represents the Corporation’s contractual lease obligations to make future payments as of December 31, 2012 (in thousands):

	Less than 1 Year	1 - 3 Years	4 - 5 Years	Over 5 Years	Total

Total Operating Leases	$74	$26	$—	$—	$100

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The components of income tax expense for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Federal:
Current	$1,311	$1,317
Deferred	(151)	(222)

Total	$1,160	$1,095

Reconciliations of the statutory federal income tax at a rate of 34% to the income tax expense reported in the consolidated statements of income for the years ended December 31, 2012 and 2011 are as follows:

	Percentage of Income before Income Taxes
	2012	2011
Federal income tax at statutory rate	34.0%	34.0%
Tax-exempt income	(12.0)	(11.6)
Earnings on investment in life insurance	(1.6)	(1.5)

Total	20.4%	20.9%

Components of deferred tax assets and liabilities at December 31 were as follows:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$897	$1,023
Nonaccrual loans interest	21	4
Intangible assets	2	5
Retirement liabilities	598	576
State net operating loss carryforward	229	212

Gross deferred tax asset	1,747	1,820

Valuation allowance	(229)	(212)

	1,518	1,608

Deferred tax liabilities:
Accumulated depreciation	275	280
Available for sale securities	739	716
Other	197	131

	1,211	1,127

Net Deferred Tax Assets	$307	$481

The Corporation accounts for Income Taxes in accordance with income tax accounting guidance (FASB ASC 740, Income Taxes). The Corporation follows accounting guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenue. The Corporation determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

As of December 31, 2012, the Corporation has State net operating loss carryforwards of $2,297,000 that expire through the year 2032. Management does not believe that these net operating loss carryforwards will be utilized prior to their expiration, as they were incurred by the holding company with little revenue opportunities to offset the losses, and as such, a valuation allowance has been provided for them.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. The term “more likely than not” means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals of litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being sustained upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management’s judgment.

The Corporation recognizes interest and penalties on income taxes as a component of income tax expense. Tax years subject to examination by tax authorities are the years ended December 31, 2011, 2010 and 2009.

Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE 10 - RETIREMENT PLANS

The Corporation maintains a 401(k) plan for the benefit of eligible employees. Employer contributions include matching a portion of employee contributions and a discretionary contribution determined by the Corporation. Corporation contributions to the Plan were $197,000 and $187,000 for 2012 and 2011.

The Corporation maintains non-qualified compensation plans for selected employees (supplemental retirement) and directors (deferred fees). The estimated present value of future benefits is accrued over the period from the effective date of the agreements until the expected retirement dates of the individuals. Expenses include the following amounts for these non-qualified plans:

	2012	2011
	(In Thousands)

Employee compensation	$19	$80
Director compensation	85	76

The balance accrued for these plans included in other liabilities as of December 31, 2012 and 2011 totaled $1,760,000 and $1,694,000.

To fund the benefits under these plans, the Corporation is the owner of single premium life insurance policies on participants in the non-qualified retirement plans. At December 31, 2012 and 2011, the cash value of these policies was $8,250,000 and $7,399,000.

Regulatory Matters and Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Shareholders' Equity [Abstract]
REGULATORY MATTERS AND SHAREHOLDERS' EQUITY

NOTE 11 - REGULATORY MATTERS AND SHAREHOLDERS’ EQUITY

The Corporation and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet the minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios (set forth below) of Tier 1 capital to average assets and of Tier 1 and total capital (as defined in the regulations) to risk weighted assets. Management believes, as of December 31, 2012, that the Corporation and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the regulators categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The actual and required capital amounts and ratios were as follows:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)

CORPORATION:
As of December 31, 2012:
Tier 1 leverage ratio (to average assets)	$38,393	9.1%	$	³16,967	³4.0%		N/A	N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	38,393	18.0		³8,527	³4.0		N/A	N/A
Total risk-based capital ratio (to risk-weighted assets)	41,255	19.4		³17,054	³8.0		N/A	N/A

As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$35,086	9.1%	$	³15,349	³4.0%		N/A	N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	35,086	16.8		³8,332	³4.0		N/A	N/A
Total risk-based capital ratio (to risk-weighted assets)	37,884	18.2		³16,663	³8.0		N/A	N/A

BANK:
As of December 31, 2012:
Tier 1 leverage ratio (to average assets)	$37,734	8.8%	$	³16,951	³4.0%	$	³21,189	³5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	37,734	17.6		³8,500	³4.0		³12,749	³6.0
Total risk-based capital ratio (to risk-weighted assets)	40,034	18.8		³16,999	³8.0		³21,249	³10.0

As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$34,329	9.0%	$	³15,325	³4.0%	$	³19,157	³5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	34,329	16.5		³8,304	³4.0		³12,455	³6.0
Total risk-based capital ratio (to risk-weighted assets)	36,932	17.8		³16,607	³8.0		³20,759	³10.0

Certain restrictions exist regarding the ability of the Bank to transfer funds to the Corporation in the form of cash dividends, loans or advances. Regulatory approval is required if the total of all dividends declared by a national bank in any calendar year exceeds net profits (as defined) for that year combined with the retained net profits for the two preceding calendar years. At December 31, 2012, approximately $9,153,000 of undistributed earnings of the Bank, included in consolidated shareholders’ equity, was available for distribution to the Corporation as dividends without prior regulatory approval.

In 2008 the Corporation implemented a dividend reinvestment and stock purchase plan. This plan was discontinued in December 2012. Prior to the plan’s discontinuance holders of common stock may participate in the plan in which reinvested dividends and voluntary cash payments may be invested in additional common shares. The Corporation had reserved 100,000 shares to be issued under this plan, of which 16,018 common shares were issued pursuant to this plan.

On January 8, 2008, the Board of Directors of the Corporation authorized a stock repurchase program pursuant to which the Corporation is authorized to purchase up to 7.1% of its outstanding shares or 100,000 shares. Share repurchases will be made from time to time and may be effected through open market purchases, block trades, or in privately negotiated transactions. As of December 31, 2012, the Corporation has purchased 3,656 shares under this repurchase program.

Financial Instruments with Off Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off Balance Sheet Risk [Abstract]
FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK

NOTE 12 - FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK

The Corporation is a party to financial instruments with off balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments consist primarily of commitments to extend credit (typically mortgages and commercial loans) and, to a lesser extent, standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized on the balance sheet. The Corporation’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on balance sheet instruments. The Corporation does not anticipate any material losses from these commitments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Corporation evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Corporation upon extensions of credit, is based on management’s credit evaluation of the customer. Collateral held varies but may include accounts receivable, inventory, property and equipment and income-producing commercial properties. On loans secured by real estate, the Corporation generally requires loan to value ratios of no greater than 80%.

Standby letters of credit are conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements and similar transactions. The terms of the letters of credit vary and may have renewal features. The credit risk involved in using letters of credit is essentially the same as that involved in extending loans to customers. The Corporation holds collateral supporting those commitments for which collateral is deemed necessary. Management believes that the proceeds obtained through a liquidation of such collateral would be sufficient to cover the maximum potential amount of future payments required under the corresponding guarantees. The current amount of the liability as of December 31, 2012 and 2011 for guarantees under standby letters of credit issued is not material.

The Corporation has not been required to perform on any financial guarantees, and has not incurred any losses on its commitments, during the past two years.

A summary of the Corporation’s commitments at December 31 were as follows:

	2012	2011
	(In Thousands)

Commitments to extend credit	$37,702	$33,309
Standby letters of credit	$241	$110

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 13 - FAIR VALUE OF FINANCIAL INSTRUMENTS

Management uses its best judgment in estimating the fair value of the Corporation’s consolidated financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Bank could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective period-ends and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each period-end.

ASC Topic 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value under GAAP, expands disclosures about fair value measurements, and applies to other accounting pronouncements that require or permit fair value measurements. The Bank adopted Fair Value Measurements effective for its fiscal year beginning January 1, 2008.

Fair value measurement and disclosure guidance, defines fair value as the price that would be received to sell the asset or transfer the liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Additional guidance is provided on determining when the volume and level of activity for the asset or liability has significantly decreased. The Topic also includes guidance on identifying circumstances when a transaction may not be considered orderly.

Fair value measurement and disclosure provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed and significant adjustments to the related prices may be necessary to estimate fair value in accordance with fair value measurement and disclosure guidance.

ASC Topic 820 clarifies that when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. This Topic provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

Fair value measurement and disclosure establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The following describes the valuation techniques used by the Corporation to measure certain financial assets and liabilities recorded at fair value on a recurring basis in the financial statements:

Securities available for sale: Securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data. Third party vendors compile prices from various sources and may determine the fair value of identical or similar securities by using pricing models that consider observable market data (Level 2). For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or transferability, and such adjustments are generally based on available market evidence (Level 3).

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2012 and 2011 are as follows (in thousands):

Description	December 31, 2012	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

U. S. agency securities	$3,731	$—	$3,731	$—
Mortgage-backed securities	79,666	—	79,666	—
Corporate securities	1,968	—	1,968	—
Equity securities	1,071	476	—	595

Securities available for sale	$86,436	$476	$85,365	$595

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

U. S. agency securities	$5,665	$—	$5,665	$—
Mortgage-backed securities	65,312	—	65,312	—
Corporate securities	1,772		1,772
Equity securities	1,055	460	—	595

Securities available for sale	$73,804	$460	$72,749	$595

The table below presents a reconciliation and income statement of gains and losses for available for sale securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the periods ending December 31, 2012 and December 31, 2011.

	2012	2011

Fair Value, beginning of year	$595	$589
Total gains (losses) included in other comprehensive income	—	6
Purchases	—	—

Fair Value, end of year	$595	$595

The following describes the valuation techniques used by the Corporation to measure certain financial assets recorded at fair value on a nonrecurring basis in the financial statements:

Impaired Loans: Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The measurement of loss associated with impaired loans can be based on either the observable market price of the loan or the fair value of the collateral. Fair value is measured based on the value of the collateral securing the loans. Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable. The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed appraiser outside of the Corporation using observable market data (Level 2). However, if the collateral is a house or building in the process of construction or if an appraisal of the real estate property is over two years old, then the fair value is considered Level 3. The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable business’ financial statements if not considered significant using observable market data. Likewise, values for inventory and accounts receivables collateral are based on financial statement balances or aging reports (Level 3). Impaired loans allocated to the Allowance for Loan Losses are measured at fair value on a non-recurring basis. Any fair value adjustments are recorded in the period incurred as provision for loan losses on the Consolidated Statements of Income.

Certain assets such as real estate owned are measured at fair value less the cost to sell. Management believes that the fair value component in its valuation follows the provisions of ASC 820.

Assets measured at fair value on a non-recurring basis at December 31, 2012 and 2011 are summarized below:

Description	December 31, 2012	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Impaired loans	$6,734	$0	$0	$6,734
Foreclosed real estate	212	0	0	212

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Impaired loans	$4,276	$—	$—	$4,276
Foreclosed real estate	358	—	—	358

Total impaired loans, which are measured for impairment using the fair value of the collateral for collateral-dependent loans, had a carrying amount of $7,086,000 and $5,242,000, net of the valuation allowances of $352,000 and $966,000 as of December 30, 2012 and December 31, 2011, respectively. This resulted in additional provision for loan losses of $100,000 for the period ending December 31, 2012 and $803,000 for the period ending December 31, 2011.

The following table displays quantitative information about Level 3 Fair Value Measurements for December 31, 2012.

	Quantitative information about Level 3 fair value measurements for December 31, 2012
	Fair Value	Valuation Techniques	Unobservable Input
Securities available for sale	$595	Last sale price	-
Impaired loans	$6,734	Discounted cash flow Discounted appraised value	Constant prepayment rate, selling cost and discount for lack of marketability
Other real estate owned	$212	Discounted appraised value	Selling cost and discount for lack of marketability

ASC Topic 825, Financial Instruments, requires disclosures about fair value of financial instruments for interim reporting periods of publicly traded companies as well as in annual financial statements.

The following information should not be interpreted as an estimate of the fair value of the entire Corporation since a fair value calculation is only provided for a limited portion of the Corporation’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Corporation’s disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of the Corporation’s financial instruments at December 31, 2012 and December 31, 2011.

Cash and cash equivalents:

The carrying amounts reported in the balance sheet for cash and short-term instruments approximate those assets’ fair values.

Time certificates of deposit:

The carrying amount of time certificates of deposit approximate their fair value.

Securities:

For securities and marketable equity securities held for investment purposes, fair values are based on quoted market prices or dealer quotes. For other securities held as investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair values are based on quoted market prices for similar securities. For securities which are not traded in active markets or are subject to transfer restrictions, valuations are generally based on available market evidence.

Loans receivable:

For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values of fixed rate loans are estimated using discounted cash flow analyses, using interest rates currently being offered in the market for loans with similar terms to borrowers of similar credit quality. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Restricted investment in bank stock:

The carrying amount of restricted investment in bank stock approximates fair value.

Accrued interest receivable and payable:

The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit liabilities:

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-term borrowings:

The carrying amounts of short-term borrowings approximate their fair values.

Long-term debt:

Fair values of long-term debt are estimated using discounted cash flow analysis, based on rates currently available to the Corporation for advances from the FHLB with similar terms and remaining maturities.

Junior Subordinated debt:

Fair values of junior subordinated debt are estimated using discounted cash flow analysis, based on rates currently offered on such debt, with similar terms and remaining maturities. As the Corporation has the ability to redeem the junior subordinated debt at any time, the fair value approximates its carrying value.

Off-balance sheet financial instruments:

Fair values for the Corporation’s off-balance sheet financial instruments (lending commitments and letters of credit) are based on fees currently charged to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties’ credit standing.

The estimated fair values of the Corporation’s financial instruments were as follows at December 31, 2012 and 2011.

	December 31, 2012
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Financial assets:
Cash and cash equivalents	$17,789	$17,789	$17,789	$—	$—
Time certificates of deposit	198	198	198	—	—
Investment securities:
Available for sale	86,436	86,436	476	85,365	595
Held to maturity	50,648	53,486	—	53,486	—
Loans, net	242,935	245,243	—	—	245,243
Accrued interest receivable	1,576	1,576	—	1,576	—
Investment in life insurance	8,250	8,250	—	8,250	—
Restricted investment in bank stocks	1,794	1,794	—	1,794	—
Mortgage servicing rights	564	564	—	564	—

Total financial assets	$410,190	$415,336	$18,463	$151,035	$245,838

Financial liabilities:
Deposits	$365,128	$370,471	$—	$370,471	$—
Short-term borrowings	2,410	2,410	—	2,410	—
Long-term debt	10,000	11,560	—	11,560	—
Junior subordinated debt	5,155	5,155	—	—	5,155
Accrued interest payable	258	258	—	258	—

Total financial liabilities	$382,951	$389,854	$—	$384,699	$5,155

Off-balance sheet financial instruments	$—	$—	$—	$—	$—

	2011
	Carrying Amount	Fair Value

Financial assets:
Cash and cash equivalents	$9,938	$9,938
Time certificates of deposit	198	198
Investment securities:
Available for sale	73,804	73,804
Held to maturity	34,972	36,639
Loans, less allowance for loan losses	247,703	250,707
Accrued interest receivable	1,417	1,417
Restricted investment in bank stocks	2,121	2,121

Total financial assets	$370,153	$374,824

Financial liabilities:
Deposits	$330,549	$335,041
Short-term borrowings	2,685	2,685
Long-term debt	15,000	16,799
Junior subordinated debt	5,155	5,155
Accrued interest payable	298	298

Total financial liabilities	$353,687	$359,978

Off-balance sheet financial instruments	—	—

Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
CONTINGENCIES

NOTE 14 - CONTINGENCIES

The Corporation is subject to claims and lawsuits which arise primarily in the ordinary course of business. Based on information presently available and advice received from legal counsel representing the Corporation in connection with any such claims and lawsuits, it is the opinion of management that the disposition or ultimate determination of any such claims and lawsuits will not have a material adverse effect on the consolidated financial position, consolidated results of operations or liquidity of the Corporation.

Condensed Financial Information For Parent Company Only	12 Months Ended
Dec. 31, 2012
Condensed Financial Information for Parent Company Only [Abstract]
CONDENSED FINANCIAL INFORMATION FOR PARENT COMPANY ONLY

NOTE 15 - CONDENSED FINANCIAL INFORMATION FOR PARENT COMPANY ONLY

BALANCE SHEETS

	December 31,
	2012	2011
	(In Thousands)

ASSETS

Cash	$402	$128
Investment in bank subsidiary	38,531	35,431
Investment in unconsolidated subsidiary trust	155	155
Securities available for sale	1,071	1,055
Other assets	16	31

Total Assets	$40,175	$36,800

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities	$212	$207
Junior subordinated debt	5,155	5,155
Shareholders’ equity	34,808	31,438

Total Liabilities and Shareholders’ Equity	$40,175	$36,800

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2012	2011
	(In Thousands)

Dividends from bank subsidiary	$1,631	$1,055
Other dividends	51	42
Realized gains on sales of securities	—	8

	1,682	1,105
Expenses	216	206

	1,466	899
Equity in undistributed earnings in bank subsidiary	3,066	3,247

Net Income	$4,532	$4,146

Total Comprehensive Income	$4,575	$4,082

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011
	(In Thousands)

CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$4,532	$4,146
Equity in undistributed earnings of bank subsidiary	(3,066)	(3,247)
Realized gains on sales of securities	—	(8)
Decrease in other assets	15	15
Increase in other liabilities	5	2

Net Cash Provided by Operating Activities	1,486	908

CASH FLOWS FROM INVESTING ACTIVITIES

Purchase of securities available for sale	—	—
Proceed from sales of securities	—	29

Net Cash Available from Investing Activities	—	29

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from issuance of common stock	177	128
Acquisition of treasury stock	—	—
Cash dividends paid	(1,382)	(1,054)

Net Cash Used in Financing Activities	(1,205)	(926)

Net Increase in Cash	274	11

CASH – BEGINNING	128	117

CASH – ENDING	$402	$128

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 16 - QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents summarized unaudited quarterly financial data of the Corporation which in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation:

	Three Months Ended
	December 31	September 30	June 30	March 31
	(In Thousands, Except per Share Amounts)

2012:
Interest income	$4,417	$4,549	$4,504	$4,551
Interest expense	1,324	1,366	1,394	1,391
Net interest income	3,093	3,183	3,110	3,160
Provision for loan losses	117	96	101	10
Provision for income taxes	225	284	345	306
Net income	1,037	1,136	1,224	1,135
Net income per share, basic	0.73	0.81	0.87	0.81

2011:
Interest income	$4,657	$4,651	$4,547	$4,536
Interest expense	1,383	1,393	1,505	1,533
Net interest income	3,274	3,258	3,042	3,003
Provision for loan losses	528	303	127	24
Provision for income taxes	234	290	319	252
Net income	974	1,090	1,092	990
Net income per share, basic	0.68	0.78	0.78	0.71

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, and its wholly-owned subsidiaries, the Bank and the Trust. In consolidation, significant intercompany accounts and transactions between the Bank and the Corporation have been eliminated. The Trust qualifies as a variable interest entity and is accounted for under the provisions of GAAP. The subordinated debt of the Trust is reflected as a liability of the Corporation.

Subsequent Events

Subsequent Events

The Corporation has evaluated events and transactions occurring subsequent to the balance sheet date of December 31, 2012, for items that should potentially be recognized or disclosed in these financial statements. The evaluation was conducted through the date these financial statements were issued.

Basis of Accounting	Basis of Accounting The Corporation uses the accrual basis of accounting.
Estimates

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet dates, and the reported amounts of income and expenses for the years then ended. Actual results could differ from those estimates. The material estimates that are particularly susceptible to significant change in the near term are the determination of the allowance for loan losses, the evaluation of other-than-temporary impairment of securities, foreclosed real estate and deferred tax assets.

Trust Assets

Trust Assets

Assets held by the Trust Department in an agency or fiduciary capacity for its customers are excluded from the consolidated financial statements since they do not constitute assets of the Corporation. The market value of assets held by the Trust Department amounted to $77,948,000 and $101,875,000 at December 31, 2012 and 2011, respectively. Income from fiduciary activities is recognized on the accrual method.

Significant Group Concentrations of Credit Risk

Significant Group Concentrations of Credit Risk

Most of the Corporation’s activities are with customers located within the Central Pennsylvania region. Note 3 discusses the types of securities that the Corporation invests in. Note 4 discusses the types of lending that the Corporation engages in. The Corporation does not have any significant concentrations in any one industry or customer.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes cash and due from banks, interest bearing demand deposits, federal funds sold and investments with an original maturity of 90 days or less. Federal funds are typically purchased and sold for one day periods. At times, the Corporation may have due from bank balances with its correspondent banks that exceed the federally insured limits.

Securities

Securities

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Securities available for sale are those securities that the Corporation intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell an available for sale security would be based on various factors. These securities are stated at fair value. Unrealized gains (losses) are reported as changes in other comprehensive income, a component of shareholders’ equity, net of the related deferred tax effect. Premiums and discounts are recognized as interest income over the estimated lives of the securities, using the interest method. Securities held to maturity are those securities that the Corporation has the intent and ability to hold to maturity. These securities are stated at cost adjusted for amortization of premiums and accretion of discounts, which is recognized as interest income over their estimated lives, using the interest method. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) for equity securities, the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Other than temporary impairment (OTTI) loss is recognized in earnings through the income statement in the period in which OTTI loss is taken, except for the non-credit component of OTTI losses on debt securities, which are recognized in other comprehensive income.

Time Certificates of Deposit	Time Certificates of Deposit Time certificates of deposit are carried at cost, which approximates fair value.
Loans

Loans

The Bank grants commercial, residential and consumer loans to customers primarily within Juniata and Perry Counties of Pennsylvania and the surrounding area. A large portion of the loan portfolio is secured by real estate. Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is influenced by the region’s economy.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of related costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Corporation is generally amortizing these amounts over the contractual life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 to 120 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on non-accrual status, unpaid interest credited to income is reversed. Interest received on non-accrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management’s periodic evaluation of the adequacy of the allowance is based on the Corporation’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans.

Loans are risk rated by a universal bank grading system, (1-9), endorsed by federal agencies. Level 1 is a loan with minimal risk, 2 – moderate risk, 3 – average risk, 4 – acceptable risk, 5 – marginally acceptable risk (grades 1 – 5 are considered pass loans), 6 – Other Assets Especially Mentioned, (potential weaknesses identified), 7 – Substandard (well defined weaknesses), 8 – Doubtful, (unlikely to be paid in full), 9 – Loss, (will not be paid in full).

A formal review by an independent third-party is conducted semi-annually. Quarterly, all criticized and classified loans are reviewed by management.

The allowance consists of specific and general components. There have been no significant changes in management’s methodology for evaluating the allowance for loan losses from prior periods. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value for that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. Individual portfolio segments are evaluated on a rolling quarterly basis that values internal and external qualitative factors including: historical losses; trends in loan volume and mix, past due loans, watch and criticized loans and economic factors; and changes in lending personnel, underwriting processes, underlying collateral and loan policies.

Loans classified special mention and below are reviewed for possible impairment. A commercial loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial, financial and agricultural loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

A Troubled Debt Restructuring, (TDR), identification process has been established to determine whether a debtor is experiencing financial difficulty and, if so, whether the Bank has granted a concession to the borrower by modifying their loan. Then, mitigating factors are evaluated to determine a final conclusion as to whether the loan is a restructured troubled debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual installment and residential loans for impairment disclosures unless such loans are the subject of a restructuring agreement.

In April 2011, the FASB issued ASU 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. This guidance clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for the purpose of recording an impairment charge and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The adoption of the provisions of ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011. In accordance with ASU 2011-02, the Corporation adopted the provisions of ASU 2011-02 in the quarter ending September 30, 2011. The amendments in ASU No. 2011-02 require retrospective application to January 1, 2011 of the impairment measurement guidance in FASB ASC 310-10-35 for those receivables newly identified as impaired. As a result of adoption of ASU 2011-02, the Corporation did not identify any newly considered impaired loans that had previously been collectively evaluated for impairment consistent with the guidance in FASB ASC 450-20.

Restricted Investment in Bank Stocks

Restricted Investment in Bank Stocks

Restricted investment in bank stocks represents required investments in the common stock of correspondent banks, consisting of the Federal Reserve Bank of Philadelphia in the amount of $258,500, Atlantic Central Bankers Bank in the amount of $20,000, and the Federal Home Loan Bank (FHLB) of Pittsburgh in the amount of $1,515,100. No readily available market exists for these stocks. These restricted investments are carried at cost.

Management evaluates the restricted stock for impairment in accordance with FASB ASC Topic 942, Financial Services – Depository and Lending. Management’s determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge is necessary related to its restricted stock as of December 31, 2012.

Premises and Equipment

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation computed on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of the estimated useful lives or the lease terms. Maintenance and repairs are expensed when incurred and expenditures for significant improvements are capitalized.

Foreclosed Real Estate

Foreclosed Real Estate

Foreclosed real estate includes assets acquired through foreclosure and loans identified as in- substance foreclosures. A loan is classified as in-substance foreclosure when the Corporation has taken possession of the collateral regardless of whether formal foreclosure proceedings have taken place. Foreclosed real estate is initially valued at its estimated fair market value, net of selling costs, at the time of foreclosure, establishing the property’s new basis. Subsequent to foreclosure, valuations are periodically performed by management and the foreclosed assets are carried at the lower of carrying amount or fair value less cost to sell. Gains on the sale of foreclosed real estate are included in other income, while losses and writedowns resulting from periodic revaluations are included in other expenses. Foreclosed real estate, which is included in other assets, amounted to $212,000 at December 31, 2012 and $358,000 in 2011.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising Costs	Advertising Costs The Corporation charges the costs of advertising to expense as incurred. Advertising expense was $124,000 and $115,000 for the years ended December 31, 2012 and 2011, respectively.
Income Taxes

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance, when in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment.

Earnings per Share

Earnings per Share

The Corporation has a simple capital structure. Basic earnings per share represents net income divided by the weighted average number of common shares outstanding during the period. The weighted average number of common shares outstanding was 1,409,487 and 1,405,302 for the years ended 2012 and 2011.

Segment Reporting

Segment Reporting

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, trust and other operations of the Corporation. As such, discrete financial information is not available and segment reporting would not be meaningful.

Comprehensive Income

Comprehensive Income

Accounting principles generally accepted in the United States of America generally require that recognized revenue, expenses, gains and losses be included in net income. Changes in certain assets and liabilities, such as unrealized gains (losses) on securities available for sale, are reported as a separate component of the equity section of the balance sheet. Such items, along with net income, are components of comprehensive income.

Loan Serviced

Loans Serviced

The Bank administers secondary market mortgage programs available through the Federal Home Loan Bank of Pittsburgh and offers residential mortgage products and services to customers. The Bank originates single-family residential mortgage loans for immediate sale in the secondary market, and retains the servicing of those loans. At December 31, 2012 and 2011, the balance of loans serviced for others was $49,452,000 and $30,687,000 respectively. The estimated fair value of mortgage servicing rights (MSRs) related to loans sold and serviced by the Corporation is recorded as an asset upon sale of such loans. MSRs are amortized as a reduction to servicing income over the estimated lives of the underlying loans. MSRs are evaluated periodically for impairment, by comparing the carrying amount to the estimated fair value.

Off Balance Sheet Financial Instruments

Off Balance Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off balance sheet financial instruments consisting of commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they become payable.

Fair Value Measurements

Fair Value Measurements

Fair values of financial instruments are estimated using relevant information and assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions would significantly affect the estimates.

Reclassifications	Reclassifications Certain reclassifications have been made to prior period balances to conform to the current year presentation.
New and Recently Adopted Accounting Pronouncements

New and Recently Adopted Accounting Pronouncements

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (Topic 860) – Reconsideration of Effective Control for Repurchase Agreements.” The amendments in this ASU remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this ASU are effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption was not permitted. The adoption of the new guidance did not have a material impact on the Corporation’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU is the result of joint efforts by the FASB and International Accounting Standards Board (IASB) to develop a single, converged fair value framework on how (not when) to measure fair value and what disclosures to provide about fair value measurements. The ASU is largely consistent with existing fair value measurement principles in U.S. GAAP (Topic 820), with many of the amendments made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments are effective for interim and annual periods beginning after December 15, 2011 with prospective application. Early application was not permitted. The Corporation has included the required disclosures in its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income.” The objective of this ASU is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement of comprehensive income should include the components of net income, a total for net income, the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present all the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The amendments do not change the items that must be reported in other comprehensive income, the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects, or the calculation or reporting of earnings per share. The amendments in this ASU should be applied retrospectively. The amendments are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption was permitted because compliance with the amendments was already permitted. The amendments do not require transition disclosures. The Corporation has included the required disclosures in its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangible – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” The amendments in this ASU permit an entity to first assess qualitative factors related to goodwill to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period had not yet been issued. The adoption of the new guidance did not have a material impact on the Corporation’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities.” This ASU requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Corporation does not expect the adoption of ASU 2011-11 to have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” The amendments are being made to allow the Board time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Corporation has included the required disclosures in its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment.” The objective of this amendment is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived tangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles – Goodwill and Other – General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance in Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. In accordance with the amendments in this ASU, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that an asset is impaired. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Corporation does not expect the adoption of ASU 2012-02 to have a material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.” The amendments in this ASU clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. In addition, the amendments should resolve current diversity in practice on the subsequent measurement of these types of indemnification assets. The amendments are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. The Corporation does not expect the adoption of ASU 2012-06 to have a material impact on its consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU clarify the scope for derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements and securities borrowing and securities lending transactions that are either offset or subject to netting arrangements. An entity is required to apply the amendments for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Corporation does not expect the adoption of ASU 2013-01 to have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments in this ASU require an entity to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. In addition, the amendments require a cross-reference to other disclosures currently required for other reclassification items to be reclassified directly to net income in their entirety in the same reporting period. Public companies should apply these amendments for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. The Corporation is currently assessing the impact that ASU 2013-02 will have on its consolidated financial statements

Financial Instruments

ASC Topic 825, Financial Instruments, requires disclosures about fair value of financial instruments for interim reporting periods of publicly traded companies as well as in annual financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Components of other comprehensive income and the related tax effects

	Years Ended December 31,
	2012	2011
	(In Thousands)

Unrealized holding gains (losses) on available for sale securities	$232	$(82)
Reclassification adjustment for gains realized in net income	(166)	(12)

Net Unrealized Gains (Losses)	66	(94)

Tax effect	(23)	30

Net of Tax Amount	$43	$(64)

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Amortized cost and fair value, securities available for sale

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
December 31, 2012:
U.S. agency securities	$3,616	$115	$—	$3,731
Mortgage-backed securities	78,090	1,628	(52)	79,666
Corporate securities	1,991	4	(27)	1,968
Equity securities	640	431	—	1,071

	$84,337	$2,178	$(79)	$86,436

December 31, 2011:
U.S. agency securities	$5,496	$169	$—	$5,665
Mortgage-backed securities	63,647	1,680	(15)	65,312
Corporate securities	1,989	—	(217)	1,772
Equity securities	640	415	—	1,055

	$71,772	$2,264	$(232)	$73,804

Amortized cost and fair value, securities held to maturity

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

SECURITIES HELD TO MATURITY:
December 31, 2012:
State and municipal securities	$50,648	$3,025	$(187)	$53,486

	$50,648	$3,025	$(187)	$53,486

December 31, 2011:
State and municipal securities	$34,972	$2,082	$(415)	$36,639

	$34,972	$2,082	$(415)	$36,639

Gross unrealized losses and fair value, securities available for sale

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2012	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
Corporate securities	$—	$—	$975	$27	$975	$27
Mortgage-backed securities	9,015	52	—	—	9,015	52

	9,015	52	975	27	9,990	79

SECURITIES HELD TO MATURITY:
State and municipal securities	8,753	122	1,101	65	9,854	187

Total	$17,768	$174	$2,076	$92	$19,844	$266

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
Corporate securities	$1,772	$217	$—	$—	$1,772	$217
Mortgage-backed securities	6,698	15	—	—	6,698	15

	8,470	232	—	—	8,470	232

SECURITIES HELD TO MATURITY:
State and municipal securities	1,045	19	3,185	396	4,230	415

Total	$9,515	$251	$3,185	$396	$12,700	$647

Gross realized gains and losses

	Gross Realized Gains	Gross Realized Losses	Net Gains (Losses)

December 31, 2012:
Mortgage-backed securities	$166	$—	$166

	$166	$—	$166

December 31, 2011:
Equity securities	$8	$—	$8
Mortgage-backed securities	4	$—	4

	$12	$—	$12

Amortized cost and fair value by contractual maturity

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)

1 year or less	$833	$843	$3,362	$3,398
Over 1 year through 5 years	3,772	3,881	15,349	16,062
Over 5 years through 10 years	1,002	975	23,282	24,696
Over 10 years	—	—	8,655	9,330
Mortgage-backed securities	78,090	79,666	—	—
Equity securities	640	1,071	—	—

	$84,337	$86,436	$50,648	$53,486

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Summary of allowance for loan losses and loans receivable

Allowance for Loan Losses:

	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential Real Estate	Total
	(in Thousands)

December 31, 2011 Total Allowance for loan losses	$808	$1,082	$382	$86	$727	$3,085

Provision	181	15	12	19	97	324
Charge-offs	(35)	(530)	—	(24)	(87)	(676)
Recoveries	—	55	—	6	—	61

December 31, 2012 Total Allowance for loan losses	$954	$622	$394	$87	$737	$2,794

Ending balance for loans individually evaluated for impairment	$176	$154	$—	$—	$22	$352

Ending balance for loans collectively evaluated for impairment	$778	$468	$394	$87	$715	$2,442

Allowance for Loan Losses:

	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential Real Estate	Total
	(in Thousands)

December 31, 2010 Total Allowance for loan losses	$730	$630	$—	$92	$702	$2,154

Provision	96	452	398	(5)	41	982
Charge-offs	(18)	—	(27)	(4)	(24)	(73)
Recoveries	—	—	11	3	8	22

December 31, 2011 Total Allowance for loan losses	$808	$1,082	$382	$86	$727	$3,085

Ending balance for loans individually evaluated for impairment	$296	$670	$—	$—	$—	$966

Ending balance for loans collectively evaluated for impairment	$512	$412	$382	$86	$727	$2,119

Loans Receivable:

December 31, 2012	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)

Individually evaluated for impairment	$286	$5,685	$406	$—	$709	$7,086

Collectively evaluated for impairment	47,414	36,390	34,699	6,315	114,040	238,858

Total loans	$47,700	$42,075	$35,105	$6,315	$114,749	$245,944

December 31, 2011	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)

Individually evaluated for impairment	$296	$4,477	$469	$—	$—	$5,242

Collectively evaluated for impairment	45,956	39,234	$37,191	6,036	117,353	245,770

Total loans	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

Summary of analysis of credit quality indicators

December 31, 2012	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Pass	$44,933	$40,317	$29,011	$6,279	$112,698	$233,238
Special Mention	2,345	57	4,075	—	—	6,477
Substandard	325	1,701	2,019	36	2,051	6,132
Doubtful	97	—	—	—	—	97
Loss	—	—	—	—	—	—

Total	$47,700	$42,075	$35,105	$6,315	$114,749	$245,944

December 31, 2011	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Pass	$45,330	$41,008	$34,865	$6,023	$115,838	$243,064
Special Mention	553	780	2,326	11	509	4,179
Substandard	73	1,285	469	2	1,006	2,835
Doubtful	296	638	—	—	—	934
Loss	—	—	—	—	—	—

Total loans	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

Summary of impaired loans

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$—	$—	$—	$—	$—
Commercial real estate	4,459	4,459	—	4,427	219
Agricultural	406	406	—	444	33
Residential	506	506	—	608	23

With an allowance recorded
Commercial	286	286	176	453	11
Commercial real estate	1,226	1,226	154	1,257	58
Residential	203	203	22	202	7

Total
Commercial	286	286	176	453	11
Commercial real estate	5,685	5,685	154	5,684	277
Agricultural	406	406	—	444	33
Residential	709	709	22	810	30

Total	$7,086	$7,086	$352	$7,391	$351

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Agricultural	469	469	—	472	31

With an allowance recorded
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212

Total
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212
Agricultural	469	469	—	472	31

Total	$5,242	$5,242	$966	$5,231	$254

Age analysis of past-due loans

December 31, 2012	30 – 59 Days Past Due	60 – 89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Loans	Allowance For Collectively Impaired Loans	>90 Days And Still Accruing	Nonaccruals
	(In Thousands)
Commercial	$—	$—	$—	$—	$47,700	$47,700	$—	$—	$283
Commercial Real Estate	—	—	—	—	42,075	42,075	0	—	3,029
Agricultural	216	33	—	249	34,856	35,105	0	—	406
Residential	402	47	891	1,340	113,409	114,749	0	—	1,370
Consumer	54	23	4	81	6,234	6,315	0	—	26

Total	$672	$103	$895	$1,670	$244,274	$245,944	$0	$—	$5,114

December 31, 2011	30 – 59 Days Past Due	60 – 89 Days Past Due	> 90 Days Past Due	Total Past Due	Current	Total Loans	Allowance For Collectively Impaired Loans	>90 Days And Still Accruing	Nonaccruals
	(In Thousands)
Commercial	$121	$230	$7	$358	$45,894	$46,252	$—	$—	$7
Commercial Real Estate	133	130	34	297	43,414	43,711	—	—	100
Agricultural	177	—	—	177	37,483	37,660	—	—	—
Residential	831	249	101	1,181	116,172	117,353	—	—	528
Consumer	58	7	1	66	5,970	6,036	—	—	9

Total	$1,320	$616	$143	$2,079	$248,933	$251,012	$—	$—	$644

Summary of Troubled Debt Restructurings

	Twelve Months Ended December 31, 2012			Twelve Months Ended December 31, 2011
	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial – Mortgage	8	$6,244	$6,244	2	$4,484	$4,484

Troubled Debt Restructurings that Subsequently Defaulted	—	—	—	—	—	—

Related party loans

	2012	2011
	(In Thousands)

Balance, beginning	$670	$788
Advances	576	468
Repayments	(347)	(586)

Balance, ending	$899	$670

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment

	Range of Useful Lives	2012	2011
	(in years)	(In Thousands)

Land	-	$1,250	$1,250
Buildings and improvements	7 - 39	9,474	8,992
Furniture, equipment and software	3 - 20	5,669	4,957

		16,393	15,199
Accumulated depreciation		(8,277)	(7,738)

Premises and equipment, net		$8,116	$7,461

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of deposits

	2012	2011
	(In Thousands)

Non-interest bearing demand	$40,348	$35,994
Interest bearing demand	44,813	27,620
Savings	120,842	111,515
Time deposits less than $100,000	100,443	99,011
Time deposits greater than $100,000	58,682	56,409

Total	$365,128	$330,549

Scheduled maturities of time deposits

2013	$57,166
2014	21,233
2015	36,400
2016	28,075
2017	16,251

Total	$159,125

Forth maturity information on time deposits

Three months or less	$6,954
Over three and through six months	4,408
Over six and through twelve months	5,136
Over twelve months	42,184

Total	$58,682

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Short-term borrowings

	2012	2011
	(In Thousands)

Amount outstanding at end of year:
Securities sold under agreements to repurchase	$2,410	$2,685
Federal funds purchased	—	—
Federal Home Loan Bank	—	—
Treasury tax and loan note	—	—

Total	$2,410	$2,685

Weighted average interest rate at end of year	1.31%	1.33%
Maximum amount outstanding at any end of month	$3,064	$5,194
Daily average amount outstanding	2,861	3,215
Approximate weighted average interest rate for the year	1.29%	1.21%

Long-term borrowings

	2012	2011
	(In Thousands)
Convertible advances:
Maturing in 2013 with an initial fixed rate of 3.11%	$—	$5,000
Maturing in 2017 with initial fixed rates ranging from 4.30% to 4.60%, with a weighted average rate of 4.45% at December 31, 2012 and 2011.	10,000	10,000

Total	$10,000	$15,000

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases [Abstract]
Contractual lease obligations to make future payments

	Less than 1 Year	1 - 3 Years	4 - 5 Years	Over 5 Years	Total

Total Operating Leases	$74	$26	$—	$—	$100

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of income tax expense

	2012	2011
	(In Thousands)
Federal:
Current	$1,311	$1,317
Deferred	(151)	(222)

Total	$1,160	$1,095

Reconciliations of the statutory federal income tax

	Percentage of Income before Income Taxes
	2012	2011
Federal income tax at statutory rate	34.0%	34.0%
Tax-exempt income	(12.0)	(11.6)
Earnings on investment in life insurance	(1.6)	(1.5)

Total	20.4%	20.9%

Components of deferred tax assets and liabilities

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$897	$1,023
Nonaccrual loans interest	21	4
Intangible assets	2	5
Retirement liabilities	598	576
State net operating loss carryforward	229	212

Gross deferred tax asset	1,747	1,820

Valuation allowance	(229)	(212)

	1,518	1,608

Deferred tax liabilities:
Accumulated depreciation	275	280
Available for sale securities	739	716
Other	197	131

	1,211	1,127

Net Deferred Tax Assets	$307	$481

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Component of expenses for non-qualified plans

	2012	2011
	(In Thousands)

Employee compensation	$19	$80
Director compensation	85	76

Regulatory Matters and Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Shareholders' Equity [Abstract]
Component of actual and required capital amounts and ratios

	Actual		For Capital Adequacy Purposes			To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)

CORPORATION:
As of December 31, 2012:
Tier 1 leverage ratio (to average assets)	$38,393	9.1%	$	³16,967	³4.0%		N/A	N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	38,393	18.0		³8,527	³4.0		N/A	N/A
Total risk-based capital ratio (to risk-weighted assets)	41,255	19.4		³17,054	³8.0		N/A	N/A

As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$35,086	9.1%	$	³15,349	³4.0%		N/A	N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	35,086	16.8		³8,332	³4.0		N/A	N/A
Total risk-based capital ratio (to risk-weighted assets)	37,884	18.2		³16,663	³8.0		N/A	N/A

BANK:
As of December 31, 2012:
Tier 1 leverage ratio (to average assets)	$37,734	8.8%	$	³16,951	³4.0%	$	³21,189	³5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	37,734	17.6		³8,500	³4.0		³12,749	³6.0
Total risk-based capital ratio (to risk-weighted assets)	40,034	18.8		³16,999	³8.0		³21,249	³10.0

As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$34,329	9.0%	$	³15,325	³4.0%	$	³19,157	³5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	34,329	16.5		³8,304	³4.0		³12,455	³6.0
Total risk-based capital ratio (to risk-weighted assets)	36,932	17.8		³16,607	³8.0		³20,759	³10.0

Financial Instruments with Off Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off Balance Sheet Risk [Abstract]
Summary of the Corporation's commitments

	2012	2011
	(In Thousands)

Commitments to extend credit	$37,702	$33,309
Standby letters of credit	$241	$110

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Financial assets measured at fair value on a recurring basis

Description	December 31, 2012	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

U. S. agency securities	$3,731	$—	$3,731	$—
Mortgage-backed securities	79,666	—	79,666	—
Corporate securities	1,968	—	1,968	—
Equity securities	1,071	476	—	595

Securities available for sale	$86,436	$476	$85,365	$595

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

U. S. agency securities	$5,665	$—	$5,665	$—
Mortgage-backed securities	65,312	—	65,312	—
Corporate securities	1,772		1,772
Equity securities	1,055	460	—	595

Securities available for sale	$73,804	$460	$72,749	$595

Available for sale securities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	2012	2011

Fair Value, beginning of year	$595	$589
Total gains (losses) included in other comprehensive income	—	6
Purchases	—	—

Fair Value, end of year	$595	$595

Assets measured at fair value on a non-recurring basis

Description	December 31, 2012	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Impaired loans	$6,734	$0	$0	$6,734
Foreclosed real estate	212	0	0	212

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Impaired loans	$4,276	$—	$—	$4,276
Foreclosed real estate	358	—	—	358

Quantitative information about Level 3 Fair Value Measurements

	Quantitative information about Level 3 fair value measurements for December 31, 2012
	Fair Value	Valuation Techniques	Unobservable Input
Securities available for sale	$595	Last sale price	-
Impaired loans	$6,734	Discounted cash flow Discounted appraised value	Constant prepayment rate, selling cost and discount for lack of marketability
Other real estate owned	$212	Discounted appraised value	Selling cost and discount for lack of marketability

Estimated fair values of financial instruments

	December 31, 2012
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Financial assets:
Cash and cash equivalents	$17,789	$17,789	$17,789	$—	$—
Time certificates of deposit	198	198	198	—	—
Investment securities:
Available for sale	86,436	86,436	476	85,365	595
Held to maturity	50,648	53,486	—	53,486	—
Loans, net	242,935	245,243	—	—	245,243
Accrued interest receivable	1,576	1,576	—	1,576	—
Investment in life insurance	8,250	8,250	—	8,250	—
Restricted investment in bank stocks	1,794	1,794	—	1,794	—
Mortgage servicing rights	564	564	—	564	—

Total financial assets	$410,190	$415,336	$18,463	$151,035	$245,838

Financial liabilities:
Deposits	$365,128	$370,471	$—	$370,471	$—
Short-term borrowings	2,410	2,410	—	2,410	—
Long-term debt	10,000	11,560	—	11,560	—
Junior subordinated debt	5,155	5,155	—	—	5,155
Accrued interest payable	258	258	—	258	—

Total financial liabilities	$382,951	$389,854	$—	$384,699	$5,155

Off-balance sheet financial instruments	$—	$—	$—	$—	$—

	2011
	Carrying Amount	Fair Value

Financial assets:
Cash and cash equivalents	$9,938	$9,938
Time certificates of deposit	198	198
Investment securities:
Available for sale	73,804	73,804
Held to maturity	34,972	36,639
Loans, less allowance for loan losses	247,703	250,707
Accrued interest receivable	1,417	1,417
Restricted investment in bank stocks	2,121	2,121

Total financial assets	$370,153	$374,824

Financial liabilities:
Deposits	$330,549	$335,041
Short-term borrowings	2,685	2,685
Long-term debt	15,000	16,799
Junior subordinated debt	5,155	5,155
Accrued interest payable	298	298

Total financial liabilities	$353,687	$359,978

Off-balance sheet financial instruments	—	—

Condensed Financial Information for Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information for Parent Company Only [Abstract]
BALANCE SHEETS

	December 31,
	2012	2011
	(In Thousands)

ASSETS

Cash	$402	$128
Investment in bank subsidiary	38,531	35,431
Investment in unconsolidated subsidiary trust	155	155
Securities available for sale	1,071	1,055
Other assets	16	31

Total Assets	$40,175	$36,800

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities	$212	$207
Junior subordinated debt	5,155	5,155
Shareholders’ equity	34,808	31,438

Total Liabilities and Shareholders’ Equity	$40,175	$36,800

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2012	2011
	(In Thousands)

Dividends from bank subsidiary	$1,631	$1,055
Other dividends	51	42
Realized gains on sales of securities	—	8

	1,682	1,105
Expenses	216	206

	1,466	899
Equity in undistributed earnings in bank subsidiary	3,066	3,247

Net Income	$4,532	$4,146

Total Comprehensive Income	$4,575	$4,082

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011
	(In Thousands)

CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$4,532	$4,146
Equity in undistributed earnings of bank subsidiary	(3,066)	(3,247)
Realized gains on sales of securities	—	(8)
Decrease in other assets	15	15
Increase in other liabilities	5	2

Net Cash Provided by Operating Activities	1,486	908

CASH FLOWS FROM INVESTING ACTIVITIES

Purchase of securities available for sale	—	—
Proceed from sales of securities	—	29

Net Cash Available from Investing Activities	—	29

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from issuance of common stock	177	128
Acquisition of treasury stock	—	—
Cash dividends paid	(1,382)	(1,054)

Net Cash Used in Financing Activities	(1,205)	(926)

Net Increase in Cash	274	11

CASH – BEGINNING	128	117

CASH – ENDING	$402	$128

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Summarized unaudited quarterly financial data

	Three Months Ended
	December 31	September 30	June 30	March 31
	(In Thousands, Except per Share Amounts)

2012:
Interest income	$4,417	$4,549	$4,504	$4,551
Interest expense	1,324	1,366	1,394	1,391
Net interest income	3,093	3,183	3,110	3,160
Provision for loan losses	117	96	101	10
Provision for income taxes	225	284	345	306
Net income	1,037	1,136	1,224	1,135
Net income per share, basic	0.73	0.81	0.87	0.81

2011:
Interest income	$4,657	$4,651	$4,547	$4,536
Interest expense	1,383	1,393	1,505	1,533
Net interest income	3,274	3,258	3,042	3,003
Provision for loan losses	528	303	127	24
Provision for income taxes	234	290	319	252
Net income	974	1,090	1,092	990
Net income per share, basic	0.68	0.78	0.78	0.71

Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of other comprehensive income and the related tax effects
Unrealized holding gains (losses) on available for sale securities	$ 232	$ (82)
Reclassification adjustment for gains realized in net income	(166)	(12)
Net Unrealized Gains (Losses)	66	(94)
Tax effect	(23)	30
Net of Tax Amount	$ 43	$ (64)

Significant Accounting Policies (Details textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Office	Dec. 31, 2011
Significant Accounting Policies (Textual) [Abstract]
Number of full services banking offices	12
Proceeds from issuing trust preferred securities	$ 5,000,000
Market value of assets held by the Trust Department	77,948,000	101,875,000
Cash and cash equivalents sold and investments with an original maturity	90 days or less
Period for purchase and sold of Federal funds	1 year
Impairment charge related to restricted stock	0
Foreclosed real estate amount	212,000	358,000
Advertising expense	124,000	115,000
Weighted average number of common shares outstanding	1,409,487	1,405,302
Balance of loans serviced for others	49,452,000	30,687,000
Likelihood of impairment of indefinite lived intangible assets	50.00%
Federal Reserve Bank of Philadelphia [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Restricted investment in bank stocks	258,500
Atlantic Central Bankers Bank [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Restricted investment in bank stocks	20,000
Federal Home Loan Bank [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Restricted investment in bank stocks	$ 1,515,100
Minimum [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Past due period for principal or interest payment to discontinue interest accrual	90 days
Maximum [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Past due period for principal or interest payment to discontinue interest accrual	120 days

Restrictions on Cash and Due From Banks (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Cash and Due From Banks (Textual) [Abstract]
Compensating balances	$ 2,900,000	$ 1,866,000
Average required balances	$ 2,265,000	$ 1,758,000

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	$ 84,337	$ 71,772
Available for sale securities, Gross Unrealized Gains	2,178	2,264
Available for sale securities, Gross Unrealized Losses	(79)	(232)
Available for sale securities, Fair Value	86,436	73,804
U.S. agency securities [Member]
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	3,616	5,496
Available for sale securities, Gross Unrealized Gains	115	169
Available for sale securities, Gross Unrealized Losses
Available for sale securities, Fair Value	3,731	5,665
Mortgage-backed securities [Member]
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	78,090	63,647
Available for sale securities, Gross Unrealized Gains	1,628	1,680
Available for sale securities, Gross Unrealized Losses	(52)	(15)
Available for sale securities, Fair Value	79,666	65,312
Corporate securities [Member]
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	1,991	1,989
Available for sale securities, Gross Unrealized Gains	4
Available for sale securities, Gross Unrealized Losses	(27)	(217)
Available for sale securities, Fair Value	1,968	1,772
Equity securities [Member]
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	640	640
Available for sale securities, Gross Unrealized Gains	431	415
Available for sale securities, Gross Unrealized Losses
Available for sale securities, Fair Value	$ 1,071	$ 1,055

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value, securities held to maturity
Held-to-maturity securities, Amortized Cost	$ 50,648	$ 34,972
Held to maturity securities, Gross Unrealized Gain	3,025	2,082
Held to maturity securities, Gross Unrealized Losses	(187)	(415)
Held-to-maturity securities, Fair Value	53,486	36,639
State and municipal securities [Member]
Amortized cost and fair value, securities held to maturity
Held-to-maturity securities, Amortized Cost	50,648	34,972
Held to maturity securities, Gross Unrealized Gain	3,025	2,082
Held to maturity securities, Gross Unrealized Losses	(187)	(415)
Held-to-maturity securities, Fair Value	$ 53,486	$ 36,639

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale securities, Fair Value
Available for sale securities, Less than 12 Months, Fair Value	$ 9,015	$ 8,470
Available for sale securities, 12 Months or More, Fair Value	975
Available for sale securities, Total, Fair Value	9,990	8,470
Available for sale securities, Unrealized Losses
Available for sale securities, Less than 12 Months, Unrealized Losses	52	232
Available for sale securities, 12 Months or More, Unrealized Losses	27
Available for sale securities, Total, Unrealized Losses	79	232
Corporate securities [Member]
Available for sale securities, Fair Value
Available for sale securities, Less than 12 Months, Fair Value		1,772
Available for sale securities, 12 Months or More, Fair Value	975
Available for sale securities, Total, Fair Value	975	1,772
Available for sale securities, Unrealized Losses
Available for sale securities, Less than 12 Months, Unrealized Losses		217
Available for sale securities, 12 Months or More, Unrealized Losses	27
Available for sale securities, Total, Unrealized Losses	27	217
Mortgage-backed securities [Member]
Available for sale securities, Fair Value
Available for sale securities, Less than 12 Months, Fair Value	9,015	6,698
Available for sale securities, 12 Months or More, Fair Value
Available for sale securities, Total, Fair Value	9,015	6,698
Available for sale securities, Unrealized Losses
Available for sale securities, Less than 12 Months, Unrealized Losses	52	15
Available for sale securities, 12 Months or More, Unrealized Losses
Available for sale securities, Total, Unrealized Losses	$ 52	$ 15

Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held to maturity securities, Fair Value
Held to maturity securities, Less than 12 Months, Fair Value	$ 17,768	$ 9,515
Held to maturity securities, 12 Months or More, Fair Value	2,076	3,185
Held to maturity securities, Total, Fair Value	19,844	12,700
Held to maturity securities, Unrealized Losses
Held to maturity securities, Less than 12 Months, Unrealized Losses	174	251
Held to maturity securities, 12 Months or More, Unrealized Losses	92	396
Held to maturity securities, Total, Unrealized Losses	266	647
State and municipal securities [Member]
Held to maturity securities, Fair Value
Held to maturity securities, Less than 12 Months, Fair Value	8,753	1,045
Held to maturity securities, 12 Months or More, Fair Value	1,101	3,185
Held to maturity securities, Total, Fair Value	9,854	4,230
Held to maturity securities, Unrealized Losses
Held to maturity securities, Less than 12 Months, Unrealized Losses	122	19
Held to maturity securities, 12 Months or More, Unrealized Losses	65	396
Held to maturity securities, Total, Unrealized Losses	$ 187	$ 415

Securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross realized gains and losses
Gross Realized Gains	$ 166	$ 12
Gross Realized Losses
Net Gains (Losses)	166	12
Mortgage-backed securities [Member]
Gross realized gains and losses
Gross Realized Gains	166	4
Gross Realized Losses
Net Gains (Losses)	166	4
Equity securities [Member]
Gross realized gains and losses
Gross Realized Gains		8
Gross Realized Losses
Net Gains (Losses)		$ 8

Securities (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, Amortized Cost
Available-for-sale securities, Amortized Cost, 1 year or less	$ 833
Available-for-sale securities, Amortized Cost, Over 1 years through 5 years	3,772
Available-for-sale securities, Amortized Cost, Over 5 years through 10 years	1,002
Available-for-sale securities, Amortized Cost, Over 10 years
Available-for-sale securities, Amortized Cost, Mortgage Backed Securities	78,090
Available-for-sale securities, Amortized Cost, Equity Securities	640
Available-for-sale securities, Amortized Cost	84,337
Available-for-sale securities, Fair Value
Available-for-sale, Fair Value, 1 year or less	843
Available-for-sale, Fair Value, Over 1 year through 5 years	3,881
Available-for-sale, Fair Value, Over 5 years through 10 years	975
Available-for-sale, Fair Value, Over 10 years
Available-for-sale, Fair Value, Mortgage-backed securities	79,666
Available-for-sale, Fair Value, Equity securities	1,071
Available-for-sale securities, Fair Value	86,436	73,804
Held-to-maturity securities, Amortized Cost
Held to maturity securities, Amortized Cost 1 year or less	3,362
Held to maturity securities, Amortized Cost Over 1 year through 5 years	15,349
Held to maturity securities, Amortized Cost Over 5 years through 10 years	23,282
Held to maturity securities, Amortized Cost Over 10 years	8,655
Held to maturity securities, Amortized Cost Mortgage-backed securities
Held-to-maturity Securities, Amortized Cost, Equity Securities
Held to maturity securities, Amortized Cost	50,648	34,972
Held-to-maturity securities, Fair Value
Held-to-maturity securities, Fair Value, 1 year or less	3,398
Held-to-maturity securities, Fair Value, Over 1 year through 5 years	16,062
Held-to-maturity securities, Fair Value, Over 5 years through 10 years	24,696
Held-to-maturity securities, Fair Value, Over 10 years	9,330
Held-to-maturity securities, Fair Value, Mortgage-backed securities
Held-to-maturity securities, Fair Value, Equity securities
Held-to-maturity securities, Fair Value	$ 53,486	$ 36,639

Securities (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities (Additional Textual) [Abstract]
Securities Pledged as Collateral	$ 54,861,000	$ 36,653,000
State and municipal securities [Member]
Securities (Textual) [Abstract]
Number of securities with unrealized losses	27
Aggregate depreciation from the Corporation's amortized cost basis on these securities	1.90%
Mortgage-backed securities [Member]
Securities (Textual) [Abstract]
Number of securities with unrealized losses	10
Aggregate depreciation from the Corporation's amortized cost basis on these securities	0.60%
Corporate securities [Member]
Securities (Textual) [Abstract]
Number of securities with unrealized losses	2
Aggregate depreciation from the Corporation's amortized cost basis on these securities	2.70%

Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	$ 3,085	$ 2,154
Provision	324	982
Charge-offs	(676)	(73)
Recoveries	61	22
Allowance for loan losses, Ending Balance	2,794	3,085
Ending balance for loans individually evaluated for impairment	352	966
Ending balance for loans collectively evaluated for impairment	2,442	2,119
Loans Receivable:
Individually evaluated for impairment	7,086	5,242
Collectively evaluated for impairment	238,858	245,770
Total loans	245,944	251,012
Commercial [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	808	730
Provision	181	96
Charge-offs	(35)	(18)
Allowance for loan losses, Ending Balance	954	808
Ending balance for loans individually evaluated for impairment	176	296
Ending balance for loans collectively evaluated for impairment	778	512
Loans Receivable:
Individually evaluated for impairment	286	296
Collectively evaluated for impairment	47,414	45,956
Total loans	47,700	46,252
Commercial Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	1,082	630
Provision	15	452
Charge-offs	(530)
Recoveries	55
Allowance for loan losses, Ending Balance	622	1,082
Ending balance for loans individually evaluated for impairment	154	670
Ending balance for loans collectively evaluated for impairment	468	412
Loans Receivable:
Individually evaluated for impairment	5,685	4,477
Collectively evaluated for impairment	36,390	39,234
Total loans	42,075	43,711
Agricultural [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	382
Provision	12	398
Charge-offs		(27)
Recoveries		11
Allowance for loan losses, Ending Balance	394	382
Ending balance for loans collectively evaluated for impairment	394	382
Loans Receivable:
Individually evaluated for impairment	406	469
Collectively evaluated for impairment	34,699	37,191
Total loans	35,105	37,660
Consumer [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	86	92
Provision	19	(5)
Charge-offs	(24)	(4)
Recoveries	6	3
Allowance for loan losses, Ending Balance	87	86
Ending balance for loans collectively evaluated for impairment	87	86
Loans Receivable:
Collectively evaluated for impairment	6,315	6,036
Total loans	6,315	6,036
Residential Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	727	702
Provision	97	41
Charge-offs	(87)	(24)
Recoveries		8
Allowance for loan losses, Ending Balance	737	727
Ending balance for loans individually evaluated for impairment	22
Ending balance for loans collectively evaluated for impairment	715	727
Loans Receivable:
Individually evaluated for impairment	709
Collectively evaluated for impairment	114,040	117,353
Total loans	$ 114,749	$ 117,353

Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of analysis of credit quality indicators
Total	$ 245,944	$ 251,012
Pass [Member]
Summary of analysis of credit quality indicators
Total	233,238	243,064
Special Mention [Member]
Summary of analysis of credit quality indicators
Total	6,477	4,179
Substandard [Member]
Summary of analysis of credit quality indicators
Total	6,132	2,835
Doubtful [Member]
Summary of analysis of credit quality indicators
Total	97	934
Loss [Member]
Summary of analysis of credit quality indicators
Total
Commercial [Member]
Summary of analysis of credit quality indicators
Total	47,700	46,252
Commercial [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	44,933	45,330
Commercial [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total	2,345	553
Commercial [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	325	73
Commercial [Member] | Doubtful [Member]
Summary of analysis of credit quality indicators
Total	97	296
Commercial [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total
Commercial Real Estate [Member]
Summary of analysis of credit quality indicators
Total	42,075	43,711
Commercial Real Estate [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	40,317	41,008
Commercial Real Estate [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total	57	780
Commercial Real Estate [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	1,701	1,285
Commercial Real Estate [Member] | Doubtful [Member]
Summary of analysis of credit quality indicators
Total		638
Commercial Real Estate [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total
Agricultural [Member]
Summary of analysis of credit quality indicators
Total	35,105	37,660
Agricultural [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	29,011	34,865
Agricultural [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total	4,075	2,326
Agricultural [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	2,019	469
Agricultural [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total
Consumer [Member]
Summary of analysis of credit quality indicators
Total	6,315	6,036
Consumer [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	6,279	6,023
Consumer [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total		11
Consumer [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	36	2
Consumer [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total
Residential [Member]
Summary of analysis of credit quality indicators
Total	114,749	117,353
Residential [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	112,698	115,838
Residential [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total		509
Residential [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	2,051	1,006
Residential [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total

Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of impaired loans
Total, Recorded Investment	$ 7,086	$ 5,242
Total, Unpaid Principal Balance	7,086	5,242
Total, Related Allowance	352	966
Total, Average Recorded Investment	7,391	5,231
Total, Interest Income Recognized	351	254
Commercial [Member]
Summary of impaired loans
With no specific allowance needed, Recorded Investment
With an allowance recorded, Recorded Investment	286	296
Total, Recorded Investment	286	296
With no specific allowance needed, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	286	296
Total, Unpaid Principal Balance	286	296
Total, Related Allowance	176	296
With no specific allowance needed, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	453	267
Total, Average Recorded Investment	453	267
With no specific allowance needed, Interest Income Recognized
With an allowance recorded, Interest Income Recognized	11	11
Total, Interest Income Recognized	11	11
Commercial Real Estate [Member]
Summary of impaired loans
With no specific allowance needed, Recorded Investment	4,459
With an allowance recorded, Recorded Investment	1,226	4,477
Total, Recorded Investment	5,685	4,477
With no specific allowance needed, Unpaid Principal Balance	4,459
With an allowance recorded, Unpaid Principal Balance	1,226	4,477
Total, Unpaid Principal Balance	5,685	4,477
Total, Related Allowance	154	670
With no specific allowance needed, Average Recorded Investment	4,427
With an allowance recorded, Average Recorded Investment	1,257	4,492
Total, Average Recorded Investment	5,684	4,492
With no specific allowance needed, Interest Income Recognized	219
With an allowance recorded, Interest Income Recognized	58	212
Total, Interest Income Recognized	277	212
Agricultural [Member]
Summary of impaired loans
With no specific allowance needed, Recorded Investment	406	469
Total, Recorded Investment	406	469
With no specific allowance needed, Unpaid Principal Balance	406	469
Total, Unpaid Principal Balance	406	469
With no specific allowance needed, Average Recorded Investment	444	472
Total, Average Recorded Investment	444	472
With no specific allowance needed, Interest Income Recognized	33	31
Total, Interest Income Recognized	33	31
Residential [Member]
Summary of impaired loans
With no specific allowance needed, Recorded Investment	506
With an allowance recorded, Recorded Investment	203
Total, Recorded Investment	709
With no specific allowance needed, Unpaid Principal Balance	506
With an allowance recorded, Unpaid Principal Balance	203
Total, Unpaid Principal Balance	709
Total, Related Allowance	22
With no specific allowance needed, Average Recorded Investment	608
With an allowance recorded, Average Recorded Investment	202
Total, Average Recorded Investment	810
With no specific allowance needed, Interest Income Recognized	23
With an allowance recorded, Interest Income Recognized	7
Total, Interest Income Recognized	$ 30

Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age analysis of past-due loans
30 - 59 Days Past Due	$ 672	$ 1,320
60 - 89 Days Past Due	103	616
> 90 Days Past Due	895	143
Total Past Due	1,670	2,079
Current	244,274	248,933
Total loans	245,944	251,012
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	5,114	644
Commercial [Member]
Age analysis of past-due loans
30 - 59 Days Past Due		121
60 - 89 Days Past Due		230
> 90 Days Past Due		7
Total Past Due		358
Current	47,700	45,894
Total loans	47,700	46,252
Allowance For Collectively Impaired Loans
>90 Days And Still Accruing
Nonaccruals	283	7
Commercial Real Estate [Member]
Age analysis of past-due loans
30 - 59 Days Past Due		133
60 - 89 Days Past Due		130
> 90 Days Past Due		34
Total Past Due		297
Current	42,075	43,414
Total loans	42,075	43,711
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	3,029	100
Agricultural [Member]
Age analysis of past-due loans
30 - 59 Days Past Due	216	177
60 - 89 Days Past Due	33
Total Past Due	249	177
Current	34,856	37,483
Total loans	35,105	37,660
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	406
Residential [Member]
Age analysis of past-due loans
30 - 59 Days Past Due	402	831
60 - 89 Days Past Due	47	249
> 90 Days Past Due	891	101
Total Past Due	1,340	1,181
Current	113,409	116,172
Total loans	114,749	117,353
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	1,370	528
Consumer [Member]
Age analysis of past-due loans
30 - 59 Days Past Due	54	58
60 - 89 Days Past Due	23	7
> 90 Days Past Due	4	1
Total Past Due	81	66
Current	6,234	5,970
Total loans	6,315	6,036
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	$ 26	$ 9

Loans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Commercial Mortgage [Member]
Summary of Troubled Debt Restructurings
Number of contracts	8	2
Pre-Modification Outstanding Recorded Investment	$ 6,244	$ 4,484
Post-Modification Outstanding Recorded Investment	6,244	4,484
Subsequently Defaulted [Member]
Summary of Troubled Debt Restructurings
Number of contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment

Loans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related party loans
Balance, beginning	$ 670	$ 788
Advances	576	468
Repayments	(347)	(586)
Balance, ending	$ 899	$ 670

Loans (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loans (Textual) [Abstract]
Additional funds are committed to be advanced in connection with any loans	$ 0

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building and improvements [Member]	Dec. 31, 2011 Building and improvements [Member]	Dec. 31, 2012 Building and improvements [Member] Minimum [Member]	Dec. 31, 2012 Building and improvements [Member] Maximum [Member]	Dec. 31, 2012 Furniture equipment and software [Member]	Dec. 31, 2011 Furniture equipment and software [Member]	Dec. 31, 2012 Furniture equipment and software [Member] Minimum [Member]	Dec. 31, 2012 Furniture equipment and software [Member] Maximum [Member]
Summary of premises and equipment
Premises and equipment, Gross	$ 16,393	$ 15,199	$ 1,250	$ 1,250	$ 9,474	$ 8,992			$ 5,669	$ 4,957
Accumulated depreciation	(8,277)	(7,738)
Premises and equipment, net	$ 8,116	$ 7,461
Premises and equipment, useful life							7 years	39 years			3 years	20 years

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of deposits
Non-interest bearing demand	$ 40,348	$ 35,994
Interest bearing demand	324,780	294,555
Savings	120,842	111,515
Time deposits less than $100,000	100,443	99,011
Time deposits greater than $100,000	58,682	56,409
Total Deposits	$ 365,128	$ 330,549

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Scheduled maturities of time deposits
2013	$ 57,166
2014	21,233
2015	36,400
2016	28,075
2017	16,251
Total	$ 159,125

Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Forth maturity information on time deposits
Three months or less	$ 6,954
Over three and through six months	4,408
Over six and through twelve months	5,136
Over twelve months	42,184
Total	$ 58,682	$ 56,409

Deposits (Details Textual) (USD $)	Dec. 31, 2012
Deposits (Textual) [Abstract]
Total aggregate deposits of employees, officers, directors and related interests	$ 7,553,000

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount outstanding at end of year:
Securities sold under agreements to repurchase	$ 2,410	$ 2,685
Federal funds purchased
Federal Home Loan Bank
Treasury tax and loan note
Total	2,410	2,685
Weighted average interest rate at end of year	1.31%	1.33%
Maximum amount outstanding at any end of month	3,064	5,194
Daily average amount outstanding	$ 2,861	$ 3,215
Approximate weighted average interest rate for the year	1.29%	1.21%

Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Convertible advances:
Total	$ 10,000	$ 15,000
Maturing in 2013 with an initial fixed rate of 3.11% [Member]
Convertible advances:
Total		5,000
Maturing in 2017 with initial fixed rates ranging from 4.30% to 4.60%, with a weighted average rate of 4.45% at December 31, 2012 and 2011 [Member]
Convertible advances:
Total	$ 10,000	$ 10,000

Borrowings (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowings (Additional Textual) [Abstract]
Maturity period of securities sold under agreements to repurchase	1 day
Securities pledged as collateral carrying amount	54,861,000	36,653,000
Securities pledged as collateral fair value	5,169,000	3,965,000
Interest rate on securities sold under agreements to repurchase	1.31%
Maximum borrowing capacity through Federal Home Loan Bank	149,528,000
Available borrowing through Federal Home Loan Bank	139,528,000
Trust issued mandatorily redeemable preferred securities to third-party investors	5,000,000
Number of consecutive quarterly periods for defer payments of interest	20
Preferred securities quarterly redeemable percentage	100.00%
Maturity date of debentures for redemption of preferred securities	Jan 7, 2034
Junior Deferrable Interest Debentures [Member]
Borrowings (Textual) [Abstract]
Issuance of floating rate junior subordinated deferrable interest debentures	5,155,000
Junior Subordinated Debt [Member]
Borrowings (Textual) [Abstract]
LIBOR interest rate range	3.00%
Junior subordinated debt securities previous year interest	3.34%
Maturing in 2013 with an initial fixed rate of 3.11% [Member]
Borrowings (Textual) [Abstract]
Convertible Long term Debt initial fixed Maturing Rate	3.11%	3.11%
Convertible Notes [Member]
Borrowings (Textual) [Abstract]
Convertible Long term Debt initial fixed Maturing Rate Minimum	4.30%	4.30%
Convertible Long term Debt initial fixed Maturing Rate Maximum	4.60%	4.60%
Convertible advances weighted average rate	4.45%	4.45%
Federal Home Loan Bank Certificates and Obligations FHLB [Member]
Borrowings (Textual) [Abstract]
Amount of convertible advances eligible for the conversion option	10,000,000
Federal Home Loan Bank Certificates and Obligations FHLB [Member] | Maximum [Member]
Borrowings (Textual) [Abstract]
LIBOR interest rate range	0.13%
Federal Home Loan Bank Certificates and Obligations FHLB [Member] | Minimum [Member]
Borrowings (Textual) [Abstract]
LIBOR interest rate range	0.07%

Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual lease obligations to make future payments
Less than 1 Year	$ 74
1-3 Years	26
4-5 Years
Over 5 Years
Total	$ 100

Operating Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases (Textual) [Abstract]
Year of option purchase land	2014
Predetermined price of land at option of Lessee	$ 125,000
Net lease expense	29,000	12,000
Deduction in rental expense	$ 78,000	$ 64,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current	$ 1,311	$ 1,317
Deferred	(151)	(222)
Total	$ 1,160	$ 1,095

Income Taxes (Details1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliations of the statutory federal income tax
Federal income tax at statutory rate	34.00%	34.00%
Tax-exempt income	(12.00%)	(11.60%)
Earnings on investment in life insurance	(1.60%)	(1.50%)
Total	20.40%	20.90%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 897	$ 1,023
Nonaccrual loans interest	21	4
Intangible assets	2	5
Retirement liabilities	598	576
State net operating loss carryforward	229	212
Gross deferred tax asset	1,747	1,820
Valuation allowance	(229)	(212)
Deferred tax assets, Total	1,518	1,608
Deferred tax liabilities:
Accumulated depreciation	275	280
Available for sale securities	739	716
Other	197	131
Deferred tax liabilities, Total	1,211	1,127
Net Deferred Tax Assets	$ 307	$ 481

Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income taxes (Textual) [Abstract]
Statutory federal income tax rate	34.00%	34.00%
State net operating loss carryforward	$ 229	$ 212
State net operating loss carryforwards expiration year	2032
Minimum percentage of tax positions	50.00%

Retirement Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee compensation [Member]
Component of expenses for non-qualified plans
Component of expenses for non-qualified plans	$ 19	$ 80
Director compensation [Member]
Component of expenses for non-qualified plans
Component of expenses for non-qualified plans	$ 85	$ 76

Retirement Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retirement plans (Textual) [Abstract]
Employer contributions to the plan	$ 197,000	$ 187,000
Accrued balance of retirement plans	1,760,000	1,694,000
Cash value of single premium life insurance policies	$ 8,250,000	$ 7,399,000

Regulatory Matters and Shareholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Corporation [Member]
Component of actual and required capital amounts and ratios
Tier 1 leverage ratio (to average assets), Actual, Amount	$ 38,393	$ 35,086
Tier 1 leverage ratio (to average assets), Actual, Ratio	9.10%	9.10%
Tier 1 leverage ratio (to average assets), For Capital Adequacy Purposes, Amount	16,967	15,349
Tier 1 leverage ratio (to average assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 risk-based capital ratio (to risk-weighted assets), Actual, Amount	38,393	35,086
Tier 1 risk-based capital ratio (to risk-weighted assets), Actual, Ratio	18.00%	16.80%
Tier 1 risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Amount	8,527	8,332
Tier 1 risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total risk-based capital ratio (to risk-weighted assets), Actual, Amount	41,255	37,884
Total risk-based capital ratio (to risk-weighted assets), Actual, Ratio	19.40%	18.20%
Total risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Amount	17,054	16,663
Total risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Bank [Member]
Component of actual and required capital amounts and ratios
Tier 1 leverage ratio (to average assets), Actual, Amount	37,734	34,329
Tier 1 leverage ratio (to average assets), Actual, Ratio	8.80%	9.00%
Tier 1 leverage ratio (to average assets), For Capital Adequacy Purposes, Amount	16,951	15,325
Tier 1 leverage ratio (to average assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage ratio (to average assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	21,189	19,157
Tier 1 leverage ratio (to average assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 risk-based capital ratio (to risk-weighted assets), Actual, Amount	37,734	34,329
Tier 1 risk-based capital ratio (to risk-weighted assets), Actual, Ratio	17.60%	16.50%
Tier 1 risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Amount	8,500	8,304
Tier 1 risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 risk-based capital ratio (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	12,749	12,455
Tier 1 risk-based capital ratio (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Total risk-based capital ratio (to risk-weighted assets), Actual, Amount	40,034	36,932
Total risk-based capital ratio (to risk-weighted assets), Actual, Ratio	18.80%	17.80%
Total risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Amount	16,999	16,607
Total risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital ratio (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	$ 21,249	$ 20,759
Total risk-based capital ratio (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%

Regulatory Matters and Shareholders' Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 08, 2008
Regulatory Matters and Shareholders' Equity (Additional Textual) [Abstract]
Undistributed earnings of the Bank	9,153,000
Dividend reinvestment and stock purchase plan [Member]
Regulatory Matters and Shareholders' Equity (Textual) [Abstract]
Reserved shares to be issued under the plan	100,000
Common shares issued	16,018
Authorization to purchase outstanding shares percentage		7.10%
Corporation authorized to purchase outstanding shares		100,000
Purchased shares under repurchase program	3,656

Financial Instruments with Off Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit [Member]
Summary of the Corporation's commitments
Fair value off balance sheet	$ 37,702	$ 33,309
Standby letters of credit [Member]
Summary of the Corporation's commitments
Fair value off balance sheet	$ 241	$ 110

Financial Instruments with Off Balance Sheet Risk (Details Textual)	Dec. 31, 2012
Financial instruments with off balance sheet risk (Textual) [Abstract]
Maximum percentage of loan required	80.00%

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets measured at fair value on a recurring basis
Securities available for sale	$ 86,436	$ 73,804
Fair Value, Measurements, Recurring [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	86,436	73,804
Fair Value, Measurements, Recurring [Member] | U.S. agency securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	3,731	5,665
Fair Value, Measurements, Recurring [Member] | Mortgage-backed securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	79,666	65,312
Fair Value, Measurements, Recurring [Member] | Corporate securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	1,968	1,772
Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	1,071	1,055
Fair Value, Measurements, Recurring [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	476	460
Fair Value, Measurements, Recurring [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	476	460
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	85,365	72,749
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member] | U.S. agency securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	3,731	5,665
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member] | Mortgage-backed securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	79,666	65,312
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member] | Corporate securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	1,968	1,772
Fair Value, Measurements, Recurring [Member] | (Level 3) Significant Unobservable Inputs [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	595	595
Fair Value, Measurements, Recurring [Member] | (Level 3) Significant Unobservable Inputs [Member] | Equity securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	$ 595	$ 595

Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for sale securities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Fair Value, beginning of year	$ 595	$ 589
Total gains (losses) included in other comprehensive income		6
Purchases
Fair Value, end of year	$ 595	$ 595

Fair Value of Financial Instruments (Details 2) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured at fair value on a non-recurring basis
Impaired loans	$ 6,734	$ 4,276
Foreclosed real estate	212	358
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on a non-recurring basis
Impaired loans	0
Foreclosed real estate	0
(Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on a non-recurring basis
Impaired loans	0
Foreclosed real estate	0
(Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on a non-recurring basis
Impaired loans	6,734	4,276
Foreclosed real estate	$ 212	$ 358

Fair Value of Financial Instruments (Details 3) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Quantitative information about Level 3 Fair Value Measurements
Fair Value, Securities available for sale	$ 595
Securities available for sale [Member]
Quantitative information about Level 3 Fair Value Measurements
Fair Value, Securities available for sale	595
Valuation Techniques	Last sale price
Impaired loans [Member]
Quantitative information about Level 3 Fair Value Measurements
Fair Value, Impaired loans	6,734
Valuation Techniques	Discounted cash flow Discounted appraised value
Unobservable Input	Constant prepayment rate, selling cost and discount for lack of marketability
Other real estate owned [Member]
Quantitative information about Level 3 Fair Value Measurements
Fair Value, Other real estate owned	$ 212
Valuation Techniques	Discounted appraised value
Unobservable Input	Selling cost and discount for lack of marketability

Fair Value of Financial Instruments (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	$ 17,789,000	$ 9,938,000
Time certificates of deposit	198,000	198,000
Investment securities:
Available for sale	86,436,000	73,804,000
Held to maturity	50,648,000	34,972,000
Loans, net	242,935,000	247,703,000
Accrued interest receivable	1,576,000	1,417,000
Investment in life insurance	8,250,000
Restricted investment in bank stocks	1,794,000	2,121,000
Mortgage servicing rights	564,000
Total financial assets	410,190,000	370,153,000
Financial liabilities:
Deposits	365,128,000	330,549,000
Short-term borrowings	2,410,000	2,685,000
Long-term debt	10,000,000	15,000,000
Junior subordinated debt	5,155,000	5,155,000
Accrued interest payable	258,000	298,000
Total financial liabilities	382,951,000	353,687,000
Off-balance sheet financial instruments
Fair Value [Member]
Financial assets:
Cash and cash equivalents	17,789,000	9,938,000
Time certificates of deposit	198,000	198,000
Investment securities:
Available for sale	86,436,000	73,804,000
Held to maturity	53,486,000	36,639,000
Loans, net	245,243,000	250,707,000
Accrued interest receivable	1,576,000	1,417,000
Investment in life insurance	8,250,000
Restricted investment in bank stocks	1,794,000	2,121,000
Mortgage servicing rights	564,000
Total financial assets	415,336,000	374,824,000
Financial liabilities:
Deposits	370,471,000	335,041,000
Short-term borrowings	2,410,000	2,685,000
Long-term debt	11,560,000	16,799,000
Junior subordinated debt	5,155,000	5,155,000
Accrued interest payable	258,000	298,000
Total financial liabilities	389,854,000	359,978,000
Off-balance sheet financial instruments
Level 1 [Member]
Financial assets:
Cash and cash equivalents	17,789,000
Time certificates of deposit	198,000
Investment securities:
Available for sale	476,000
Total financial assets	18,463,000
Financial liabilities:
Off-balance sheet financial instruments
Level 2 [Member]
Investment securities:
Available for sale	85,365,000
Held to maturity	53,486,000
Accrued interest receivable	1,576,000
Investment in life insurance	8,250,000
Restricted investment in bank stocks	1,794,000
Mortgage servicing rights	564,000
Total financial assets	151,035,000
Financial liabilities:
Deposits	370,471,000
Short-term borrowings	2,410,000
Long-term debt	11,560,000
Accrued interest payable	258,000
Total financial liabilities	384,699,000
Off-balance sheet financial instruments
Level 3 [Member]
Investment securities:
Available for sale	595,000
Loans, net	245,243,000
Total financial assets	245,838,000
Financial liabilities:
Junior subordinated debt	5,155,000
Total financial liabilities	5,155,000
Off-balance sheet financial instruments

Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Impaired loans carrying amount	$ 7,086,000	$ 5,242,000
Impaired loans Valuation allowance	352,000	966,000
Impaired loans additional provision for losses	$ 100,000	$ 803,000

Condensed Financial Information for Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Securities available for sale	$ 86,436	$ 73,804
Other assets	4,539	4,287
Total Assets	420,705	387,883
LIABILITIES AND SHAREHOLDERS' EQUITY
Junior subordinated debt	5,155	5,155
Shareholders' equity	34,808	31,438	28,282
Total Liabilities and Shareholders' Equity	420,705	387,883
Parent [Member]
ASSETS
Cash	402	128
Investment in bank subsidiary	38,531	35,431
Investment in unconsolidated subsidiary trust	155	155
Securities available for sale	1,071	1,055
Other assets	16	31
Total Assets	40,175	36,800
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities	212	207
Junior subordinated debt	5,155	5,155
Shareholders' equity	34,808	31,438
Total Liabilities and Shareholders' Equity	$ 40,175	$ 36,800

Condensed Financial Information for Parent Company Only (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Dividends from bank subsidiary									$ 41	$ 31
Income before Income Taxes									5,692	5,241
Net Income	1,037	1,136	1,224	1,135	974	1,090	1,092	990	4,532	4,146
Total Comprehensive Income									4,575	4,082
Parent [Member]
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Dividends from bank subsidiary									1,631	1,055
Other dividends									51	42
Realized gains on sales of securities										8
Total Income									1,682	1,105
Expenses									216	206
Income before Income Taxes									1,466	899
Equity in undistributed earnings of bank subsidiary									3,066	3,247
Net Income									4,532	4,146
Total Comprehensive Income									$ 4,575	$ 4,082

Condensed Financial Information For Parent Company Only (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,037	$ 1,136	$ 1,224	$ 1,135	$ 974	$ 1,090	$ 1,092	$ 990	$ 4,532	$ 4,146
Increase in other liabilities									148	217
Net Cash Provided by Operating Activities									5,093	5,862
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases									(39,376)	(18,300)
Net Cash Used in Investing Activities									(25,341)	(15,907)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock									177	128
Cash dividends paid									(1,382)	(1,054)
Net Cash Provided by Financing Activities									28,099	9,429
Net Increase in Cash									7,851	(616)
CASH AND CASH EQUIVALENTS - BEGINNING				9,938				10,554	9,938	10,554
CASH AND CASH EQUIVALENTS - ENDING	17,789				9,938				17,789	9,938
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income									4,532	4,146
Equity in undistributed earnings of bank subsidiary									(3,066)	(3,247)
Realized gains on sales of securities										(8)
Decrease in other assets									15	15
Increase in other liabilities									5	2
Net Cash Provided by Operating Activities									1,486	908
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases
Proceed from sales of securities										29
Net Cash Used in Investing Activities										29
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock									177	128
Acquisition of treasury stock
Cash dividends paid									(1,382)	(1,054)
Net Cash Provided by Financing Activities									(1,205)	(926)
Net Increase in Cash									274	11
CASH AND CASH EQUIVALENTS - BEGINNING				128				117	128	117
CASH AND CASH EQUIVALENTS - ENDING	$ 402				$ 128				$ 402	$ 128

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Summarized unaudited quarterly financial data
Interest income	$ 4,417	$ 4,549	$ 4,504	$ 4,551	$ 4,657	$ 4,651	$ 4,547	$ 4,536	$ 18,021	$ 18,391
Interest expense	1,324	1,366	1,394	1,391	1,383	1,393	1,505	1,533	5,475	5,814
Net interest income	3,093	3,183	3,110	3,160	3,274	3,258	3,042	3,003	12,546	12,577
Provision for loan losses	117	96	101	10	528	303	127	24	324	982
Provision for income taxes	225	284	345	306	234	290	319	252	1,160	1,095
Net Income	$ 1,037	$ 1,136	$ 1,224	$ 1,135	$ 974	$ 1,090	$ 1,092	$ 990	$ 4,532	$ 4,146
Net income per share, basic	$ 0.73	$ 0.81	$ 0.87	$ 0.81	$ 0.68	$ 0.78	$ 0.78	$ 0.71	$ 3.22	$ 2.95